As filed with the Securities and Exchange Commission on January 28, 2009

1933 Act Registration No. 333-127721

1940 Act Registration No. 811-21798

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 3	☒

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO.  6

UTOPIA FUNDS

(Exact Name of Registrant as Specified in Charter)

111 Cass Street

Traverse City, Michigan 49684

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 231-929-4500

PAUL SUTHERLAND

President

Utopia Funds

111 Cass Street

Traverse City, Michigan 49684

(Name and address of agent for service of process)

COPIES TO:

DAVID A. STURMS

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

UTOPIA FUNDS – PROSPECTUS

January 28, 2009

INVESTING without BORDERS

Utopia Growth Fund

Utopia Core Fund

Utopia Core Conservative Fund

Utopia Yield Income Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

The Utopia Funds are no longer offered for sale.

On December 12, 2008, the Board of Trustees approved an amended plan to liquidate and terminate the Utopia Funds effective at the close of business on March 31, 2009.

UTOPIA FUNDS

TABLE OF CONTENTS

RISK / RETURN SUMMARY	1

Investment Objective of the Funds	1

Principal Investment Strategies of the Funds	1

Principal Risks of Investing in the Funds	2

Performance Information	7

FEES AND EXPENSES	12

Shareholder Fees	12

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS	13

Investment Objective	13

Principal Investment Strategies	13

Similarities Between the Funds	15

Differences Between the Funds	15

Understanding Risks	16

Investment Risks	16

Non-Principal Risks	21

Disclosure of Portfolio Holdings	22

MANAGEMENT OF THE FUNDS	22

Investment Adviser	22

Management Fee	22

Portfolio Managers of the Funds	23

SHAREHOLDER INFORMATION	23

Purchasing Shares	23

Redeeming Shares	23

Frequent Trading	25

Anti-Money Laundering Program	25

Website Transactions	26

Pricing of Fund Shares	26

Shareholder Services	27

DISTRIBUTIONS AND TAXES	28

Taxation of the Funds	28

Taxation of Shareholders	28

FINANCIAL HIGHLIGHTS	29

FOR MORE INFORMATION	34/Back Cover

RISK/RETURN SUMMARY

The Utopia Funds are a no-load (no 12b-1 fee) mutual fund family that consists of four different global funds designed for long-term investors – the Utopia Growth Fund (the “Growth Fund”), the Utopia Core Fund (the “Core Fund”), the Utopia Core Conservative Fund (the “Core Conservative Fund”) and the Utopia Yield Income Fund (the “Yield Income Fund”).

INVESTMENT OBJECTIVE OF THE FUNDS

What is the Investment Objective of the Funds?

Each Fund seeks long-term absolute total return.  Returns may come from dividends, interest, realized and unrealized capital gains and income from option writing and securities lending. Both the Core Conservative Fund and the Yield Income Fund place greater emphasis on income. As discussed below under “Differences Between the Funds,” you may consider investing in the Core Conservative Fund or the Yield Income Fund if you anticipate periodic needs for the principal or income from your investment.

You may consider investing in a Fund if you are a patient, long-term investor who primarily seeks absolute total returns.  Absolute total returns are positive returns.  You should not invest in the Funds if you are a speculator or short-term investor.   Investors who can tolerate the greater risks associated with a portfolio that may emphasize equity investments (stocks and convertibles) may consider investing in the Growth Fund or the Core Fund.  The Core Fund and Core Conservative Fund are designed for investors who are seeking a base from which to build an investment portfolio or who are seeking a base investment program.

Although each Fund has the same investment objective and each Fund invests in equity and fixed income securities, each Fund emphasizes equity and fixed income investments to a different extent.  In addition, each Fund seeks to limit its downside volatility in any year to a different extent through asset allocation, hedging, leveraging and managing the balance between equity and fixed income investments.  Volatility describes the tendency of a Fund’s share price to vary over time.  The higher a Fund’s volatility, the higher the Fund’s relative risk.  For a summary of the differences between the Funds, see “Differences Between the Funds” below.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

What are the Funds’ Principal Investment Strategies?

Each Fund is an actively managed, non-diversified global portfolio that usually will contain at least 40 different equity (stocks and convertibles) and fixed income (bonds and cash equivalents) securities.  A Fund’s equity and fixed income investments are generally designed to achieve either capital appreciation or to produce income.  In some instances, the investment may be designed to achieve both.  Each Fund is designed to provide the investment adviser, Financial & Investment Management Group, Ltd. (the “Adviser”), with maximum flexibility to employ absolute total return strategies utilizing a variety of investments and investment techniques in seeking to achieve each Fund’s investment objective.  In selecting securities for the Growth Fund and the Core Fund, the Adviser makes investments for income and capital appreciation.  In selecting securities for the Core Conservative Fund and the Yield Income Fund, the Adviser makes investments with a larger focus on income.

Each Fund may invest without limit in a variety of publicly traded securities of U.S. and foreign companies, including, without limitation, common and preferred stock, sponsored or unsponsored depository receipts relating to foreign securities and securities of companies in initial public offerings, and debt instruments, including, without limitation, mortgage/asset-backed securities, corporate bonds, commercial paper, debentures and convertible debentures and high-yield bonds (commonly referred to as “junk bonds”).  There are no restrictions on the capitalization of the companies whose securities the Funds may buy.  There are also no restrictions on the credit quality of the securities in which the Funds may invest, and the Funds may invest in below investment grade debt securities without limits on the lowest credit quality rating (including securities in default).

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Each Fund may borrow up to 33 1/3% of its total assets to buy securities (commonly known as leverage) and may lend its portfolio securities up to 33 1/3% of its total assets.  Each Fund may invest without limit in warrants, distressed securities and privately negotiated debt instruments, equity (including common and preferred stocks) or convertible securities.  Each Fund may invest without limit in covered options and futures, privately negotiated options and equity, interest rate and currency rate swap agreements for hedging and speculative purposes; otherwise, if not covered, a Fund may only invest up to 33 1/3% of its total assets in such investments also for hedging and speculative purposes.  Each Fund may also invest up to 15% of its net assets in illiquid securities.  Each Fund may invest in securities that are not publicly traded but that are eligible for purchase and sale by certain qualified institutional buyers (“Rule 144A securities”) and securities, which are restricted (“Section 4(2) commercial paper”).  Rule 144A securities and Section 4(2) commercial paper are illiquid securities for purposes of a Fund’s 15% limit on illiquid securities unless deemed liquid by the Adviser pursuant to procedures adopted by the Board of Trustees.  Each Fund may also invest in shares of other investment companies, including unit investment trusts and exchange traded funds (“ETFs”) that invest in the types of securities mentioned above, subject to certain limitations, and may invest up to 25% of its assets in shares of certain ETFs.  Each Fund may have a significant weighting (less than 25% of total assets) in a given market sector and may invest no more than 25% of its total assets in a given industry (e.g., utilities).  The Funds may take defensive positions and may invest up to 100% of their respective assets in short-term debt securities, bonds or other money market instruments in response to adverse market, economic, political or other conditions.

How does the Adviser Make Buy and Sell Decisions?

The Adviser invests with an emphasis on the future by considering as part of the investment process information about companies, industries, countries, markets and regions, as well as currency, interest rates, the behavior of investors and the economy.  Based on the information considered, the Adviser determines a reasonable intrinsic value for an investment and generally buys investments at prices that are below the Adviser’s intrinsic value for the investment.  The Adviser will generally sell an equity investment when the Adviser believes the security is no longer priced favorably or the Adviser finds an investment it believes has better risk-adjusted return potential.  When investing in fixed income investments, the Adviser seeks to identify and compare each fixed income investment’s expected return over time and makes purchase and sale decisions based on its overall selection process. While the Adviser generally purchases securities for the Funds for investment purposes, the Adviser may from time to time seek to influence management of a portfolio company when it believes doing so may benefit a Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

What is the General Risk of Investing in the Funds?

The biggest risk is that a Fund’s returns may vary and you could lose money.  There is no guarantee that a Fund will achieve its investment objective.

What are the Other Principal Risks of Investing in the Funds?

Asset Allocation Risk.  To the extent that the Adviser’s asset allocation strategy may fail to produce the intended result, a Fund’s return may suffer.  Additionally, the active style of the Funds leads to dynamic (changing) asset allocations over time and represents a risk to investors who target specific (fixed) asset allocations.

Borrowing Risks.  Each Fund may borrow money from banks to purchase securities, commonly known as “leverage.”  Leveraging is a speculative technique which provides the opportunity for greater total return but also involves special risks.  If a Fund realizes a higher return after expenses on its investment of the proceeds of any borrowing (i.e., investment gains derived from the securities purchased with borrowed funds) than the current interest rate on the borrowing, the Fund will realize a higher current rate of return than if the Fund were not leveraged.  On the other hand, to the extent that the then current interest rate on the borrowing approaches the return on the proceeds after expenses, the benefit will be reduced, and if the then current interest rate on the borrowing exceeds the return on the investment of proceeds after expenses, the Fund will realize a lower rate of return than if the Fund were not leveraged.

Defensive Measures.  Each Fund may invest up to 100% of its assets in cash, cash equivalents and short-term investments as a defensive measure in response to adverse market, economic, political or other conditions.  During these periods, a Fund may not

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achieve its investment objective.

Derivative Securities Risks.  Each Fund may invest in derivative securities.  These securities are financial instruments, including options, futures or swaps, that derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate.  Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular derivative.  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of a Fund.  A Fund could experience a loss if derivatives do not perform as anticipated, if they are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.  When used for speculative purposes, derivatives will produce enhanced investment exposure, which will magnify gains and losses.

Distressed Securities.  Each Fund may invest in distressed securities.  Legal difficulties and negotiations with creditors and other claimants are common when dealing with distressed companies.  With distressed investing, often there is a time lag between when a Fund makes an investment and when the Fund realizes the value of the investment.  In addition, a Fund may incur legal and other monitoring costs in protecting the value of the Fund’s claims.

Equity Securities Risks.  Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments.  The value of a Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund.  Common stocks are subordinate to preferred stocks in a company’s capital structure, and if a company is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of those who own common stocks.

Fixed Income Securities Risks.  To the extent a Fund invests in fixed income securities, those securities are subject to interest rate and credit risks.  When interest rates change, the value of a Fund’s fixed income securities will be affected.  For example, bonds tend to decrease in value when interest rates rise and increase in value when interest rates fall.  In addition, fixed income securities pose the risk that the issuer may be unable to make principal and interest payments when they are due.

If a Fund holds a callable bond in a declining interest rate environment, the bond issuer may take advantage of the callable feature and redeem the bond prior to maturity (call risk).  The Fund will receive payment on the value of the bond and may be forced to reinvest in securities with lower interest rates.

The Funds do not have duration or maturity limits on their holdings of fixed income securities.  Accordingly, if a Fund holds investments with longer maturities, which typically provide better yields, the Fund may be subject to increased price changes resulting from market yield fluctuations.

•    Commercial paper is an issuer’s obligation with a maturity of less than nine months.  Companies typically issue commercial paper to pay for current expenditures.  Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper.  If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

•    Convertible securities are fixed income securities that may be converted at a stated price within a specified period of time into a certain quantity of the common or preferred stock of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.

•    Corporate bonds are fixed income securities issued by businesses.  The credit risks of corporate bonds vary widely among issuers and may also vary based on their priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

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•    Mortgage- and asset-backed securities carry prepayment and extension risks.  The Funds may invest in mortgage-backed securities issued by both government and non-government entities and such mortgage-backed securities may or may not be backed by the government.  The Funds may invest in asset-backed securities supported by auto loans, credit card receivables, home equity loans, student loans, property leases or other assets.

The value of some mortgage- or asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly.  The risk of non-payment is greater for mortgage-backed securities that are backed by mortgage pools that contain “subprime” or “Alt-A” loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans.  Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.  The market for mortgage-backed and asset-backed securities has recently experienced high volatility and a lack of liquidity.  As a result, the value of many of these securities has significantly declined.  There can be no assurance that these markets will become more liquid or less volatile, and it is possible that the value of these securities could decline further.

A Fund may invest in mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by Ginnie Mae, Fannie Mae or Freddie Mac.  Ginnie Mae securities are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.  Fannie Mae securities are guaranteed by Fannie Mae as to timely payment of principal and interest but are not guaranteed by the full faith and credit of the U.S. government.  Freddie Mac securities are guaranteed as to timely payment of interest and may also be guaranteed as to timely payment of principal or full and final payment of principal by Freddie Mac, but are not guaranteed by the full faith and credit of the U.S. government.

Until recently, Fannie Mae and Freddie Mac were “government-related” guarantors (i.e., government-sponsored corporations owned entirely by private stockholders).  Both issued mortgage-backed securities that contained guarantees as to timely payment of interest and principal but were not backed by the full faith and credit of the U.S. government.  However, the value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis.  In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans in certain residential areas Fannie Mae and Freddie Mac could buy, and until 2009, to lend Fannie Mae and Freddie Mac emergency funds and to purchase the entities’ stock.  More recently, in September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship.  The effect that this conservatorship will have on the companies’ debt and equity securities is unclear.

Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans.  Payments of principal and interest (but not the market value) of private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.  These credit enhancements do not protect investors from changes in market value.

Prices and yields of mortgage- and asset-backed securities assume that the underlying mortgages or receivables are generally paid off according to a preset schedule.  However, if the underlying mortgages or receivables are paid off early as a result of a decline in prevailing interest rates (prepayment risk), a Fund may be forced to reinvest the proceeds in lower yielding, high-priced securities.  Extension risk is the risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage- or asset-backed security by reducing the expected number of payments, which typically reduces the security’s value.

•    Non-investment grade debt — also known as “high-yield bonds” or “junk bonds” — has a higher risk of default and tends to be less liquid than higher-rated securities.  These securities are considered predominantly speculative with respect to the issuer’s

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continuing ability to make principal and interest payments.  If the issuer of a security is in default with respect to interest or principal payments, a Fund may lose its entire investment.

Foreign Securities Risks.  The Funds are global funds and while the Adviser believes that many of the risks of foreign investment are embedded in the U.S. markets, the risks of foreign investment may be enhanced depending on the market (e.g., whether the country is developed or developing).  The risks of foreign investment could include:  less liquidity; enhanced volatility due to currency fluctuations; social and political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; and, in some cases, emerging markets risks, including limited trading volume, expropriation, devaluation or other adverse political, economic or social developments.

The Funds may invest in foreign issuers through sponsored or unsponsored American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”).  Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security.  An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository.  ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted.  Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets.  Investments in depository receipts entail risks similar to direct investments in foreign securities.

A depository may establish an unsponsored facility without participation by the issuer of the deposited securities.  Holders of unsponsored depository receipts generally bear all of the costs of the facilities.  In addition, the depository frequently has no obligation to pass through voting rights to depository receipt holders or to receive communications from the issuer or to disclose material information about the issuer in the United States.

Illiquid Securities Risks.  Each Fund may invest up to 15% of its net assets in illiquid securities.  It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within the time period deemed desirable by a Fund.

Industry Risks.  Each Fund may invest no more than 25% of its total assets in a particular industry.  To the extent that a Fund invests in a particular market sector or is heavily invested in a particular industry, adverse events may occur that significantly affect that sector or industry.  Therefore, a Fund’s share value may at times decrease at a faster rate than the share value of a fund with investments in many industries.

Initial Public Offerings.  The Funds may purchase shares in initial public offerings (IPOs).  Investing in IPOs has added risks because the shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Investment Adviser Risks.  A strategy used by the Adviser may fail to produce the intended result.  The Funds are designed for long-term investors who believe that it is appropriate for the Adviser to have flexibility to employ absolute total return strategies using a variety of investments and investment techniques.

In addition to the Funds, the Adviser manages separate accounts for its clients.  The Adviser invests its separate account clients’ assets in the Funds and from time to time may make changes to or rebalance its clients’ allocations in the Funds.  Currently, the Adviser’s client accounts represent a substantial portion of the assets in each Fund.  As a result, the Adviser’s decision to make changes to or rebalance its clients’ allocations in the Funds may produce risks to other shareholders who are not clients of the Adviser, including increasing trading costs and negatively impacting the Funds’ performance.

Market Risks.  Each Fund is subject to the risks associated with the equity, bond or foreign markets in which it invests.  In addition to the risks associated with individual security selection, the values of a security or securities may go up or down based on the relevant market.  The Adviser believes that most investments are subject to the behavioral and psychological risks created by investors in the securities markets.  The Adviser also believes that the behavior and psychology of investors allow

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investments to be priced beyond the rational explanations that market history, asset pricing models or technical or fundamental analysis can provide.  The risk to an investment’s price caused from the actions and behavior of investors individually or in mass is behavioral and psychological risk.

Micro-, Small- and Medium-Sized Company Risks.  The Funds may invest in securities without regard to market capitalization.  Investments in securities of small- and medium-sized companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are typically more sensitive to changes in earnings and future earnings prospects.  These risks are intensified for investments in micro-cap companies.

Non-Diversification Risks.   Each Fund is a non-diversified fund; compared to diversified funds, each Fund may invest a greater percentage of assets in a particular issuer or a smaller number of issuers.  As a consequence, each Fund may be subject to greater risks and larger losses than diversified funds.  In addition, from time to time, each Fund may invest a significant portion of its assets in a particular market sector, industry, country, region, theme or investment type, which may subject the Fund to greater risks than less concentrated funds.

Restricted Securities Risks.  Each Fund may invest without limit in securities that are subject to restrictions on resale, including Rule 144A securities.  Rule 144A securities are securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers like the Funds under Rule 144A under the Securities Act of 1933.  Pursuant to procedures adopted by the Board of Trustees, the Adviser will determine whether securities purchased under Rule 144A are liquid.  Each Fund may invest no more than 15% of its net assets in securities that are illiquid; that is, not readily marketable.  If the Adviser determines that qualified institutional buyers are unwilling to purchase restricted securities held by a Fund (thus, making such securities illiquid), the percentage of the Fund’s assets invested in illiquid securities would increase.

Securities Lending.  A Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The principal risk of securities lending is potential default or insolvency of the borrower.  In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Shares of Other Investment Companies Risks.   Each Fund may invest in securities of other investment companies to the extent permitted by the Investment Company Act of 1940 (“1940 Act”) (including exemptive relief granted thereunder), including ETFs and closed-end funds.  The risks of investment in investment companies typically reflect the risk of the types of securities in which the investment companies invest.  Investments in ETFs and closed-end funds are subject to the additional risk that shares of the ETF or closed-end fund may trade at a premium or discount to their net asset value per share.

In addition, as a result of a Fund investing in other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying funds’ shares.  You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Warrants.  Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually.  Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer.  The value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

For a more detailed discussion of the risks of investing in the Funds, see “Investment Objective, Principal Investment Strategies and Risks” below and the Statement of Additional Information (“SAI”).

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PERFORMANCE INFORMATION

What is the Performance of the Funds?

Bar Charts and Performance Tables. The following bar charts and performance tables provide an indication of the risk of investing in the Funds by showing changes in the Funds’ performance for the years indicated. The bar charts show the annual return for each Fund for the years indicated, together with the best and worst quarters during those years.  The accompanying tables give an indication of the risks of investing in the Funds by showing how the Funds’ average annual returns for the time periods indicated compared with those of broad measures of market performance. The bar charts and performance tables assume reinvestment of dividends and distributions. The Funds’ past performance (before and after taxes) does not necessarily indicate how they will perform in the future.

Utopia Growth Fund	Average Annual Total Returns
(For the periods ended December 31, 2008)

Best Quarter:

Q2 ’07 7.62%

Worst Quarter:

Q4 ’08 (35.50)%

	1 Year	Since Inception*
Utopia Growth Fund
Return Before Taxes	(53.29)%	(18.72)%
Return After Taxes on Distributions	(54.56)%	(20.40)%
Return After Taxes on Distributions and Sale of Fund Shares	(33.76)%	(15.58)%
Indexes and Composites
(except as noted below, reflect no deduction for taxes, fees or expenses)
Morgan Stanley Capital International (MSCI) World Index(1)	(43.54)%	(9.74)%
S&P 500(2)	(37.00)%	(8.36)%
NASDAQ Composite Index(3)	(40.54)%	(10.58)%
Citigroup 3-Month Treasury Bill Index(4)	1.80%	3.76%
Lipper Global Flexible Portfolio Category(5)	(31.15)%	(5.17)%
Morningstar World Allocation Category(6)	(29.12)%	(2.23)%
CSFB/Tremont Hedge Fund Multi-Strategy Index(7)	(23.63)%	(23.57)%

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(1)

Morgan Stanley Capital InternationalSM (MSCI®) World Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets throughout the world and excludes certain market segments unavailable to U.S.- based investors. The Index is unmanaged and cannot be invested in directly.

(2)

S&P 500® is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity and industry group representation to represent U.S. equity performance. The Index is unmanaged and cannot be invested in directly.

(3)

The Nasdaq Composite® Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes stocks traded only over-the-counter and not on an exchange. The Index is unmanaged and cannot be invested in directly.

(4)

The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months.  As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill.  The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value.  The yield curve average is the basis for calculating the return on the Index.  The Index is rebalanced monthly by market capitalization.  The Index is unmanaged and cannot be invested in directly.

(5)

Composite of fund performance and includes the expenses of managing registered investment companies.  Funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds and money market  instruments, with a focus on total return. At least 25% of their portfolio is invested in securities traded outside of the United States, including shares of gold mines, gold-oriented mining finance houses, gold coins or bullion.

(6)

Composite of fund performance and includes the expenses of managing registered investment companies.  Called the International Hybrid Category prior to June 2003.  Includes funds which hold stocks, bonds and cash and invest globally, while most focus on the United States, Canada, Japan and the larger markets of Europe. World-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds and cash. While these portfolios do explore the whole world, most of them focus on the United States, Canada, Japan and the larger markets in Europe. It is rare for such portfolios to invest more than 10% of their assets in emerging markets. These portfolios typically have at least 10% of assets in bonds, less than 70% of assets in stocks and at least 40% of assets in non-U.S. stocks or bonds.

(7)	Includes hedge funds that allocate capital among various investment strategies and/or that employ unique investment strategies. The Index is unmanaged and cannot be invested in directly.

*The Fund’s inception was on December 30, 2005.

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Utopia Core Fund	Average Annual Total Returns
	(For the periods ended December 31, 2008)

		1 Year	Since Inception*
	Utopia Core Fund
	Return Before Taxes	(47.55)%	(15.84)%
	Return After Taxes on Distributions	(49.02)%	(17.64)%
	Return After Taxes on Distributions and Sale of Fund Shares	(30.16)%	(13.50)%
	Indexes and Composites
	(except as noted below, reflect no deduction for taxes, fees or expenses)
	Morgan Stanley Capital International (MSCI) World Index(1)	(43.54)%	(9.74)%
	Morningstar Moderate Allocation Category(2)	(28.03)%	(5.29)%
	Morningstar Target Date 2015 - 2029 Category(3)	(30.22)%	(6.28)%
	Citigroup 3-Month Treasury Bill Index(4)	1.80%	3.76%
	Lipper Global Flexible Portfolio Category(5)	(31.15)%	(5.17)%
	Morningstar World Allocation Category(6)	(29.12)%	(2.23)%
	CSFB/Tremont Hedge Fund Multi-Strategy Index(7)	(23.63)%	(23.57)%

Best Quarter:

Q2 ’07 6.23%

Worst Quarter:

Q4 ’08 (29.39)%

(1)

Morgan Stanley Capital InternationalSM (MSCI®) World Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets throughout the world and excludes certain market segments unavailable to U.S.- based investors. The Index is unmanaged and cannot be invested in directly.

(2)

Composite of fund performance and includes the expenses of managing registered investment companies. Moderate-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash.

(3)

Composite of fund performance and includes the expenses of managing registered investment companies. Target-date portfolios provide diversified exposure to stocks, bonds and cash for those investors who have a specific date in mind (in this case, the years 2015-2029) for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

(4)

The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization. The Index is unmanaged and cannot be invested in directly.

(5)

Composite of fund performance and includes the expenses of managing registered investment companies. Funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds and money market instruments, with a focus on total return. At least 25% of their portfolio is invested in securities traded outside of the United States, including shares of gold mines, gold-oriented mining finance houses, gold coins or bullion.

(6)

Composite of fund performance and includes the expenses of managing registered investment companies. Called the International Hybrid Category prior to June 2003. Includes funds which hold stocks, bonds and cash and invest globally, while most focus on the United States, Canada, Japan and the larger markets of Europe. World-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these portfolios do explore the whole world, most of them focus on the United States, Canada, Japan, and the larger markets in Europe. It is rare for such portfolios to invest more than 10% of their assets in emerging markets. These portfolios typically have at least 10% of assets in bonds, less than 70% of assets in stocks and at least 40% of assets in non-U.S. stocks or bonds.

(7)	Includes hedge funds that allocate capital among various investment strategies and/or that employ unique investment strategies. The Index is unmanaged and cannot be invested in directly.

*The Fund’s inception was on December 30, 2005.

9

Utopia Core Conservative Fund	Average Annual Total Returns
	(For the periods ended December 31, 2008)

		1 Year	Since Inception*
	Utopia Core Conservative Fund
	Return Before Taxes	(39.63)%	(11.49)%
	Return After Taxes on Distributions	(42.52)%	(13.74)%
	Return After Taxes on Distributions and Sale of Fund Shares	(24.92)%	(10.38)%
	Indexes and Composites
	(except as noted below, reflect no deduction for taxes, fees or expenses)
	Lehman Brothers Global Aggregate Bond Index(1)	4.79%	6.95%
	Morningstar Conservative Allocation Category(2)	(18.58)%	(2.50)%
	Morningstar Target Date 2000 - 2014 Category(3)	(22.33)%	(3.38)%
	Citigroup 3-Month Treasury Bill Index(4)	1.80%	3.76%
	Lipper Global Flexible Portfolio Category(5)	(31.15)%	(5.17)%
	Morningstar World Allocation Category(6)	(29.12)%	(2.23)%
	CSFB/Tremont Hedge Fund Multi-Strategy Index(7)	(23.63)%	(23.57)%

Best Quarter:

Q2 ’07 5.04%

Worst Quarter:

Q4 ’08 (22.80)%

(1)

The Lehman Brothers Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate and the Asia Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and U.S. dollar investment grade Rule 144A securities. The Index is unmanaged and cannot be invested in directly.

(2)

Composite of fund performance and includes the expense of managing registered investment companies. Conservative-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds and cash. These portfolios tend to hold smaller positions in stocks than moderate-allocation portfolios. These portfolios typically have 20% to 50% of assets in equities and 50% to 80% of assets in fixed income and cash.

(3)

Composite of fund performance and includes the expense of managing registered investment companies. Target-date portfolio provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind (in this case, the years 2000-2014) for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

(4)

The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization. The Index is unmanaged and cannot be invested in directly.

(5)

Composite of fund performance and includes the expenses of managing registered investment companies. Funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds and money market instruments, with a focus on total return. At least 25% of their portfolio is invested in securities traded outside of the United States, including shares of gold mines, gold-oriented mining finance houses, gold coins or bullion.

(6)

Composite of fund performance and includes the expenses of managing registered investment companies. Called the International Hybrid Category prior to June 2003. Includes funds which hold stocks, bonds and cash and invest globally, while most focus on the United States, Canada, Japan and the larger markets of Europe. World-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds and cash. While these portfolios do explore the whole world, most of them focus on the United States, Canada, Japan and the larger markets in Europe. It is rare for such portfolios to invest more than 10% of their assets in emerging markets. These portfolios typically have at least 10% of assets in bonds, less than 70% of assets in stocks and at least 40% of assets in non-U.S. stocks or bonds.

(7)	Includes hedge funds that allocate capital among various investment strategies and/or that employ unique investment strategies. The Index is unmanaged and cannot be invested in directly.

*The Fund’s inception was on December 30, 2005.

10

Utopia Yield Income Fund	Average Annual Total Returns
	(For the periods ended December 31, 2008)

		1 Year	Since Inception*
	Utopia Yield Income Fund
	Return Before Taxes	(30.79)%	(7.60)%
	Return After Taxes on Distributions	(33.95)%	(9.87)%
	Return After Taxes on Distributions and Sale of Fund Shares	(19.41)%	(7.35)%
	Indexes and Composites
	(except as noted below, reflect no deduction for taxes, fees or expenses)
	Lehman Brothers Global Aggregate Bond Index(1)	4.79%	6.95%
	Morningstar World Bond Category(2)	(1.39)%	3.41%
	Morningstar Inflation-Protected Bond Category(3)	(4.06)%	1.90%
	Citigroup 3-Month Treasury Bill Index(4)	1.80%	3.76%
	Lipper Global Flexible Portfolio Category(5)	(31.15)%	(5.17)%
	Morningstar World Allocation Category(6)	(29.12)%	(2.23)%
	CSFB/Tremont Hedge Fund Multi-Strategy Index(7)	(23.63)%	(23.57)%

Best Quarter:

Q2 ’07 3.88%

Worst Quarter:

Q4 ’08 (16.66)%

(1)

The Lehman Brothers Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities and U.S. dollar investment grade Rule 144A securities. The Index is unmanaged and cannot be invested in directly.

(2)

Composite of fund performance and includes the expenses of managing registered investment companies. World bond portfolios invest 40% or more of their assets in foreign bonds. Some world bond portfolios follow a conservative approach, favoring high-quality bonds from developed markets. Others are more adventurous and own some lower-quality bonds from developed or emerging markets. Some portfolios invest exclusively outside the United States, while others regularly invest in both U.S. and non-U.S. bonds.

(3)

Composite of fund performance and includes the expenses of managing registered investment companies. Inflation-protected bond portfolios primarily invest in fixed-income securities that increase coupon and/or principal payments at the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer of these types of securities. Most of these portfolios buy bonds with intermediate- to long-term maturities.

(4)

The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization. The Index is unmanaged and cannot be invested in directly.

(5)

Composite of fund performance and includes the expenses of managing registered investment companies. Funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return. At least 25% of their portfolio is invested in securities traded outside of the United States, including shares of gold mines, gold-oriented mining finance houses, gold coins, or bullion.

(6)

Composite of fund performance and includes the expenses of managing registered investment companies. Called the International Hybrid Category prior to June 2003. Includes funds which hold stocks, bonds and cash and invest globally, while most focus on the United States, Canada, Japan and the larger markets of Europe. World-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these portfolios do explore the whole world, most of them focus on the United States, Canada, Japan, and the larger markets in Europe. It is rare for such portfolios to invest more than 10% of their assets in emerging markets. These portfolios typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

(7)	Includes hedge funds that allocate capital among various investment strategies and/or that employ unique investment strategies. The Index is unmanaged and cannot be invested in directly.

*The Fund’s inception was on December 30, 2005.

11

INFORMATION ON AFTER-TAX RETURNS

Average Annual Total Returns Before Taxes: These returns do not reflect taxes on distributions on a Fund’s shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

Average Annual Total Returns After Taxes on Distributions:  These returns assume that taxes are paid on distributions on a Fund’s shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the shares at the end of the performance period.

Average Annual Total Returns After Taxes on Distributions and Sale of Fund Shares: These returns reflect taxes paid on distributions on a Fund’s shares and taxes applicable when the shares are redeemed (sold).

Note on Tax Rates: The after-tax performance figures are calculated using the highest historical margin individual federal income tax rates at the time of the distributions and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES

What are the Funds’ Fees and Expenses?

The following tables describe the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Funds.  The Funds are no-load (no 12b-1 fee) investments.  As a result, you do not pay shareholder fees to buy or sell shares or to exchange into another Fund.

SHAREHOLDER FEES (Fees Paid Directly From Your Investment)

Fund shares are no-load investments, so you will not pay any shareholder fees to buy, sell, redeem or exchange shares or to reinvest distributions in additional shares.

ANNUAL FUND OPERATING EXPENSES (Deducted from Fund Assets)*

	Growth	Core	Core Conservative	Yield Income
	Fund	Fund	Fund	Fund
Management Fee(1)	1.32%	1.32%	1.32%	1.32%
Distribution and Service (12b-1) Fees	NONE	NONE	NONE	NONE
Other Expenses(2)	0.21%	0.18%	0.15%	0.15%
Acquired Fund Fees and Expenses(3)	0.03%	0.02%	0.03%	0.04%
Total Annual Fund Operating Expenses(4)	1.56%	1.52%	1.50%	1.51%

*

Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund’s assets and are expressed as an expense ratio, which is a percentage of average daily net assets. The Adviser does not participate in commission recapture programs by directing certain portfolio trades to brokers who rebate to the Funds a portion of the commissions generated.

(1)

The Funds pay a unified management fee to the Adviser and the Adviser pays all Fund expenses except the fees and expenses of the Funds’ independent trustees (including attendance at mutual fund industry conferences, publications, membership fees and related expenses), Fund and independent trustees’ legal counsel, insurance for the Funds and the officers and trustees of the Funds, fees of the independent auditors, interest on borrowings and extraordinary expenses. The Adviser also does not pay the Funds’ dividends on short sales.

(2)

“Other Expenses” include dividends on short sales of 0.03%%, 0.03%, 0.012% and 0.01% for Growth, Core, Core Conservative and Yield Income Funds, respectively, which are dividends paid to the lenders of borrowed securities. Dividend expenses will vary depending on whether the securities a Fund sells short pay dividends and the amount of those dividends.

(3)	The amounts shown are based on indirect net expenses associated with the Funds’ investments in other funds.
(4)

Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets without fee waivers in the financial highlights tables, which reflect the operating expenses of the Funds and do not include acquired fund fees and expenses.

Through September 30, 2009 the Adviser has contractually agreed to waive its management fees or reimburse expenses in amounts necessary to limit each Fund’s annual fund operating expenses (exclusive of extraordinary expenses, dividends on short sales and acquired fund fees and expenses) to an annual rate of 1.44% (as a percentage of the Fund’s average daily net assets).

12

Examples

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in any one of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return, each year and that the Funds’ operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Growth Fund	$159	$492	$849	$1,854
Core Fund	$155	$480	$829	$1,810
Core Conservative Fund	$153	$474	$818	$1,788
Yield Income Fund	$154	$477	$823	$1,799

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

What is the Investment Objective of the Funds?

Each Fund seeks long-term absolute total return.  Returns may come from dividends, interest, realized and unrealized capital gains and income from option writing and securities lending.  Both the Core Conservative Fund and the Yield Income Fund place greater emphasis on income.

PRINCIPAL INVESTMENT STRATEGIES

What are the Funds’ Principal Investment Strategies?

Each Fund is an actively managed, non-diversified global portfolio that usually will contain at least 40 different equity (stocks and convertibles) and fixed income (bonds and cash equivalents) securities.  Each Fund is designed to provide the Adviser with maximum flexibility to employ absolute total return strategies utilizing a variety of investments and investment techniques in seeking to achieve each Fund’s investment objective.

Each Fund may invest without limit in a variety of publicly traded securities of U.S. and foreign companies, including, without limitation, common and preferred stock, sponsored or unsponsored depository receipts relating to foreign securities and securities of companies in initial public offerings, and debt instruments, including, without limitation, mortgage/asset-backed securities, corporate bonds, commercial paper, debentures and convertible debentures and high-yield bonds (commonly referred to as “junk bonds”).  There are no restrictions on the capitalization of the companies whose securities the Funds may buy.  There are also no restrictions on the credit quality of the securities in which the Funds may invest and the Funds may invest in below investment grade debt securities without limits on the lowest credit quality rating (including securities in default).  The Funds may invest in fixed income securities with principal payments that are fixed or variable.  The fixed income securities in which the Funds invest may make interest payments on a monthly, quarterly, semiannual or annual basis.  The Funds may invest in fixed and floating rate interest-paying instruments.  In the case of floating rate payments, the interest payment is periodically reset and tied to a benchmark.  Interest payment features can be reset daily, monthly, quarterly, semiannually or annually.  The Funds may also invest in zero-coupon bonds which do not pay interest.

Each Fund may borrow up to 33 1/3% of its total assets to buy securities (commonly known as leverage) and may lend its portfolio securities up to 33 1/3% of its total assets.  Each Fund may invest without limit in warrants, distressed securities and privately negotiated debt instruments, equity (including common and preferred stocks) or convertible securities.  Each Fund may invest without limit in covered options and futures, privately negotiated options and equity, interest rate and currency rate swap agreements for hedging and speculative purposes; otherwise, if not covered, a Fund may only invest up to 33 1/3% of its total assets in such investments also for hedging and speculative purposes.  Each Fund may also invest up to 15% of its net assets in illiquid securities.  Each Fund may invest in Rule 144A securities and Section 4(2) commercial paper.  Rule 144A securities and Section 4(2) commercial paper are illiquid securities for purposes of a

13

Fund’s 15% limit on illiquid securities unless deemed liquid by the Adviser pursuant to procedures adopted by the Board of Trustees.  Each Fund may also invest in shares of other investment companies, including unit investment trusts and ETFs, that invest in the types of securities mentioned above, subject to certain limitations, and may invest up to 25% of its assets in shares of certain ETFs.  Each Fund may have a significant weighting (less than 25% of total assets) in a given market sector and may invest no more than 25% of its total assets in a given industry (e.g., utilities).  The Funds may take defensive positions and may invest up to 100% of their respective assets in short-term debt securities, bonds or other money market instruments in response to adverse market, economic, political or other conditions.

What is the Adviser’s Investment Management and Selection Process for the Funds?

The Adviser’s investment selection process for the Funds is forward-looking, value-oriented, fundamentally driven, qualitative and quantitative.  The Adviser invests with an emphasis on the future by considering as part of the investment process information about industries, countries, markets and regions, as well as companies’ strengths and weaknesses, opportunities, threats and future projects.  The Adviser also considers other factors that influence markets, including currency, interest rates, the behavior of investors and the economy.  The Adviser’s value-oriented approach takes into account forward-looking cash flows, the price a willing buyer would be willing to pay for a security if no public market existed (“private market value”) and the price a company may fetch if purchased by a competitor who could rationalize the business and unlock the value that may exist (“takeover value”) in determining a reasonable intrinsic value of an investment.  The Adviser will generally buy investments at prices that are below the Adviser’s intrinsic value for an investment.  The Adviser’s fundamental approach looks at both the qualitative and quantitative features of a company.  Qualitative features include strengths, weaknesses, opportunities, threats, franchises, products, product strategy, sustainability, ethics and competitors.  Quantitative features include price-to-earning ratios, book value, capital structure, free cash flow and wealth creation.

What is the Adviser’s Equity Selection and Management Process?

The Adviser bases equity investment decisions for the Funds on the premise that an investment’s price is more volatile than its underlying fundamental value.  As a result, the Adviser seeks to avoid investments which, in its view, are overpriced and favor investments that are underpriced.  The Adviser determines an investment is overpriced when, based on its investment selection process, the investment is priced in excess of the Adviser’s intrinsic value for that investment.  The Adviser will generally sell an investment when, among other reasons, the Adviser believes the security is no longer priced favorably or the Adviser finds an investment it believes has better risk-adjusted return potential.  The Adviser’s goal is to invest for the long term, but if an investment reaches its price objective quickly, the Adviser may sell the investment even if it was held for only a very short period of time.

What is the Adviser’s Fixed Income Selection and Management Process?

When investing in fixed income investments, the Adviser’s goal is to add value to a Fund by actively managing such investments for total returns from interest, dividends and capital gains.  The Adviser bases fixed income investment decisions for the Funds on the Adviser’s belief that such investments have a high degree of risk-adjusted quantifiable predictability.  The Adviser seeks to identify and compare each fixed income investment’s expected return over time and makes purchase and sale decisions based on its overall investment selection process, which includes both qualitative and quantitative analyses.

Why do the Funds Invest in Foreign Investments?

The Adviser believes that as the risks of foreign investment may be greater depending on the market, the potential rewards may be enhanced as well.  The Adviser also believes that the risks of foreign investment may allow certain markets or securities to become undervalued and thus offer the opportunity to purchase such securities at attractive prices.

The Adviser may employ the investment techniques described in this prospectus at any time and from time to time as it deems appropriate in seeking absolute total returns for the Funds.  The Adviser may use these techniques to manage risks and to hedge a Fund against various risks or other factors that generally affect the values of portfolio securities or for non-hedging (i.e., to seek to increase returns) purposes.  The Adviser may use derivative transactions and may change the techniques used over time as new instruments and techniques are introduced or as a result of regulatory or market developments.  For example, a Fund may simultaneously take long and short positions on similar equity securities for hedging purposes or may enter into long-only or short-only positions for non-hedging purposes.

14

SIMILARITIES BETWEEN THE FUNDS

What are the Similarities between the Funds?

The Adviser actively manages each Fund to seek long-term absolute total return.  Each Fund may invest up to 100% (or more, if leveraged) of its assets in equity investments.  The Adviser may also use hedging, leverage, options, futures or short sales in seeking to achieve a Fund’s objective.  The Adviser manages risk through active management, asset allocation, security selection, control of position size and other risk management strategies described in this prospectus.

DIFFERENCES BETWEEN THE FUNDS

What are the Differences between the Funds?

Although each Fund has the same investment objective and each Fund invests in equity and fixed income securities, each Fund emphasizes the interplay of risk and reward and equity and fixed income investments to a different extent.  In addition, each Fund seeks to limit its downside volatility in any year to a different extent through asset allocation, hedging, leverage and managing the balance between equity and fixed income investments.  Volatility describes the tendency of a Fund’s share price to vary over time.  The higher a Fund’s volatility, the higher the Fund’s relative risk.  Although each Fund seeks to limit its downside volatility as discussed below, there is no guarantee that a Fund will be successful in achieving this goal.

The Growth Fund is the most aggressive of the Utopia Funds and should have greater variability of returns than the other Utopia Funds.  In seeking to achieve higher returns, the Fund will likely be more volatile and may be subject to greater risks than the other Utopia Funds.  The Growth Fund will invest to a greater extent in equity securities than the other Utopia Funds.  You may consider investing in this Fund if you have a high tolerance for risk and an investment horizon of at least ten years.  For example, younger investors or long-term retirement plan investors may find the Fund’s longer-term investment horizon to be a good fit for their investment programs.

The Core Fund, like the Growth Fund, is subject to greater risks to achieve potentially greater returns.  However, the Core Fund seeks to be less volatile than the Growth Fund but will likely be more volatile than the Core Conservative Fund or the Yield Income Fund.  The Core Fund will tend to be more diversified and will use asset allocation to seek to reduce volatility to a greater extent than the Growth Fund.  The Core Fund is designed for investors who have less tolerance for risk than an investor in the Growth Fund and perhaps are closer to retirement or using their investment but still have at least a five-year investment horizon.  You may consider investing in this Fund if you do not anticipate a near-term need – in this case, typically five years – for either the principal or the gains from your investment.  This Fund is designed for investors seeking less volatility than the Growth Fund.

The Core Conservative Fund primarily emphasizes income-oriented fixed income and equity securities, although, like the other Utopia Funds, the Adviser actively manages the Fund for long-term absolute total return.  The Core Conservative Fund will invest to a greater extent in fixed income securities than the Growth Fund or the Core Fund.  The Core Conservative Fund seeks to be less volatile than the Core Fund over a 12-month period but will likely be more volatile than the Yield Income Fund.  The Core Conservative Fund is designed for investors with a lower tolerance for risk who still seek an investment with an objective of long-term absolute total return.  You may consider investing in this Fund if you are retired, near retirement, have a lower tolerance for risk or otherwise anticipate a near-term or periodic need for either the principal or the income from your investment.

The Yield Income Fund seeks to have less volatility and variability of return than the other Utopia Funds.  The Yield Income Fund emphasizes fixed income and income-oriented equity investments and secondarily modest or non-income producing equity investments.  The Yield Income Fund will invest to a lesser extent in equity securities than the other Utopia Funds.  The Yield Income Fund is designed for investors seeking absolute total returns with less volatility than the other Utopia Funds.  You may consider investing in this Fund if you are retired or otherwise anticipate near-term or periodic needs for either the principal or the income from your investment (for example, if you have children in or near college or are saving to buy a home).

15

UNDERSTANDING RISKS

What is meant by Risks?

Investors should understand the potential unevenness of returns and the need for patience when investing in long-term funds like the Utopia Funds.  All investments have risks, which the Adviser believes can be categorized generally as investment specific risks or management risk.  The Adviser believes that all investing is at its core about managing risks.

What is meant by “Investment Specific Risks?”

Investment specific risks are listed below and include, for example, the risk that stocks, corporate bonds, preferred stocks and convertibles could lose value instead of producing positive investment returns.  Investment specific risks can generally be managed by different investment management tools, including diversification, security selection, asset allocation, leverage and hedging against certain risks to isolate the character of the return sought.  For example, hedging currencies or shorting a stock index against a basket of equities would be ways that hedging could be used to manage risks.  At times, the Adviser may use leverage to purchase investments.

What is meant by “Management Risk?”

Investing in the Funds is also subject to what is often called “management risk,” as investors are relying on the skills of the investment adviser.  The Adviser believes that all investment markets are cyclical.  Thus, when the Adviser believes investments are priced as bargains based, for example, on favorable yields, growing earnings or compelling price to expected future profits, the Funds may borrow to purchase equity investments.  When the Adviser believes investments are priced at expensive levels, the Funds may hold more government bonds, money market investments, preferred stocks or convertible investments.

INVESTMENT RISKS

What are the Principal Risks of Investing in the Funds?

Investing in a Fund entails risk that could cause the Fund and you to lose money.  At any given time, your shares may be worth more or less than the price you paid for them.

Principal Risks. The principal risks of investing in each of the Funds are as follows:

•  Asset Allocation Risk.  To the extent that the Adviser’s asset allocation strategy may fail to produce the intended result, a Fund’s return may suffer.  Additionally, the active style of the Funds leads to dynamic (changing) asset allocations over time and represents a risk to investors who target specific (fixed) asset allocations.

•  Borrowing Risks.  Because each Fund may borrow money from banks to purchase securities, commonly referred to as “leveraging,” the Fund’s exposure to fluctuations in the prices of these securities is increased in relation to the Fund’s capital.  A Fund’s borrowing activities will exaggerate any increase or decrease in the net asset value of the Fund.  In addition, the interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits.  Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of a Fund compared with what it would have been without borrowing.

•  Defensive Measures.  Each Fund may invest up to 100% of its assets in cash, cash equivalents and short-term investments as a defensive measure in response to adverse market, economic, political or other conditions.  During these periods, a Fund may not achieve its investment objective.

•  Derivative Securities Risks.  Each Fund may invest in derivative securities.  These are financial instruments, including options, futures or swaps, that derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate.  Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular derivative.  Derivatives may entail investment exposures that are greater than their cost would

16

suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of a Fund.  A Fund could experience a loss if derivatives do not perform as anticipated, if they are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.  The market for many derivatives is, or can suddenly become, illiquid.  Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives.  When used for speculative purposes, derivatives will produce enhanced investment exposure, which will magnify gains and losses.

•  Distressed Securities.  Each Fund may invest in distressed securities.  Some of the risks involved with distressed securities include legal difficulties and negotiations with creditors and other claimants that are common when dealing with distressed companies.  Because of the relative illiquidity of distressed debt and equity, short sales are difficult, and most funds primarily maintain long positions.  Some relative value trades are possible, where an investor sells short one class of a distressed company’s capital structure and purchases another.  With distressed investing, often there is a time lag between when a Fund makes an investment and when the Fund realizes the value of the investment.  In addition, a Fund may incur legal and other monitoring costs in protecting the value of the Fund’s claims.

•  Equity Securities Risks.  Each Fund will invest in equity investments consistent with the Fund’s investment objective and strategies.  A particular stock, an underlying fund, an industry, or stocks in general may fall in value.  The value of your investment in a Fund will go up and down with the prices of the securities in which the Fund invests.  The prices of stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer’s products or services, increased production costs, general economic conditions, interest rates, currency exchange rates, investor perceptions and market liquidity.

•  Fixed Income Securities Risks.   Each Fund will invest in fixed income securities consistent with the Fund’s investment objective and strategies.  An investment in fixed income securities is subject to call risk, which is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.  An increased likelihood of a call may reduce the security’s price.  If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risk, or other less favorable characteristics.

Debt obligations are also generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.  In addition, securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt.  Non-investment grade debt — also known as “high-yield bonds” or “junk bonds” — has a higher risk of default and tends to be less liquid than higher-rated securities.

Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes.  For example, bonds tend to decrease in value if interest rates rise.  Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

Certain fixed income securities, including mortgage-backed securities, carry prepayment risks.  Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule.  If the underlying mortgages are paid off early, for example when homeowners refinance as interest rates decline, a Fund may be forced to reinvest the proceeds in lower yielding, high-priced securities.  This may reduce a Fund’s total return.

•  Foreign Securities Risks.  The Funds may invest in the securities of foreign issuers listed on foreign securities exchanges or over-the-counter markets, or those which are represented by ADRs, EDRs or GDRs and listed on domestic securities exchanges or traded in the United States on over-the-counter markets.

An investment in a global fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers.  Changes in currency rates and exchange control regulations may affect favorably or unfavorably foreign investments.  There may also be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those

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of U.S. companies.  There may also be less governmental supervision of securities markets, brokers and issuers of securities.  Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States.  Settlement practices may include delays and may differ from those customary in U.S. markets.  Investments in foreign securities may also be subject to other risks, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes, currency blockage (which would prevent cash from being brought back to the United States) and difficulty in enforcing legal rights outside the United States.  There are many differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks compared to the United States.  These differences could negatively impact foreign securities in which a Fund invests.

The risks of investments in foreign securities are magnified in emerging markets.  The political and economic structures in many emerging markets may be in their infancy and developing rapidly, and these countries may lack the social, political and economic characteristics of more developed countries.  Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.  Some countries have inhibited the conversion of their currency to another.  The currencies of emerging market countries may experience devaluation relative to the U.S. dollar and such devaluations may adversely affect the value of a Fund’s assets denominated in such currencies.  Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years.  Continued inflation may adversely affect the economies and securities markets of such countries.  The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries.

•  Illiquid Securities Risks.  Each Fund may invest up to 15% of its net assets in illiquid securities.  It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within the time period deemed desirable by a Fund.

•  Industry Risks.  Each Fund may invest no more than 25% of its total assets in a particular industry.  To the extent that a Fund invests in a particular market sector or is heavily invested in a particular industry, adverse events may occur that significantly affect that sector or industry.  Therefore, a Fund’s share value may at times decrease at a faster rate than the share value of a fund with investments in many industries.

•  Initial Public Offerings.  The Funds may purchase shares in initial public offerings (IPOs).  Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to the Funds, such as commissions and transaction costs.  By selling shares, the Funds may realize taxable capital gains that they will subsequently distribute to shareholders.  Distributions of net short-term capital gain are taxed as ordinary income for federal income tax purposes. Investing in IPOs has added risks because the shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

•  Investment Adviser Risks.  The Adviser has only managed mutual funds since December 2005 (the Funds’ inception).  Mutual funds and their investment advisers are subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), that do not apply to the Adviser’s management of accounts of individual and institutional investors.  As a result of these differences, the Adviser may not achieve its intended result in managing the Funds.

In addition to the Funds, the Adviser manages separate accounts for its clients.  The Adviser invests its separate account clients’ assets in the Funds and from time to time may make changes to or rebalance its clients’ allocations in the Funds.  Currently, the Adviser’s client accounts represent a substantial portion of the assets in each Fund.  As a result, the Adviser’s decision to make changes to or rebalance its clients’ allocations in the Funds may produce risks to other shareholders who are not clients of the Adviser, including increasing trading costs and negatively impacting the Funds’ performance.

In addition, as discussed under “Investment Objective, Principal Investment Strategies and Risks,” the Adviser generally seeks undervalued securities and seeks to manage risks through, among other strategies, active asset allocation.  To the extent that the price at which a Fund sells a security or securities is lower than the price at which the Fund purchased the security or

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securities due to the Adviser’s belief that the security was undervalued or to the extent that a security believed to be undervalued underperforms, a Fund may fail to produce its intended result.  Also, to the extent that the Adviser is complacent and fails to sell a security before it becomes overvalued, a Fund’s return may suffer.

•  Market Risks.  Each Fund is subject to the risks associated with the equity, bond or foreign markets in which it invests.  In addition to the risks associated with individual security selection, the values of a security or securities may go up or down based on the relevant market.  For example, values of securities in a particular market may change in response to a variety of factors, including the behavior and investment psychology or sentiment of investors, inflation, deflation, changes in interest rates or general economic conditions.

•  Micro-, Small- and Medium-Sized Company Risks.  The Funds may invest in securities without regard to market capitalization.  Investments in securities of small- and medium-sized companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are typically more sensitive to changes in earnings and future earnings prospects.  Small- and medium—sized companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, these companies often have limited product lines, services, markets or financial resources, or are dependent on a small management group.  Since these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.  As a result, small- and medium-sized companies’ performance can be more volatile and the companies face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.  The risks are intensified for investments in micro-cap companies.

•  Non-Diversification Risks.  A non-diversified fund may invest a larger percentage of its assets in a given security than a diversified fund.  As a result, a Fund may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

•  Options and Futures Risks.  Each Fund may invest in options and futures contracts.  A Fund also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries.  Options transactions may be effected on securities exchanges or in the over-the-counter market.  When options are purchased over the counter, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract.  Such options may also be illiquid, and in such cases, a Fund may have difficulty closing out its position.

The Funds may purchase and sell call and put options with respect to specific securities, and may write and sell covered or uncovered call and put options.  A call option gives the purchaser of the call option, in return for a premium paid, the right to buy the security underlying the option from the writer of the call option at a specified exercise price within a specified time frame.  A put option gives the purchaser of the put option, in return for a premium paid, the right to sell the underlying security to the writer of the put option at a specified price within a specified time frame.  A covered call option is a call option with respect to an underlying security that a Fund owns.  A covered put option is a put option with respect to which a Fund has segregated cash or liquid securities to fulfill the obligation of the option.  The purchaser of a put or call option runs the risk of losing the purchaser’s entire investment, paid as the premium, in a relatively short period of time if the option is not “covered” at a gain or cannot be exercised at a gain prior to expiration.  The un-covered writer of a call option is subject to a risk of loss if the price of the underlying security should increase, and the un-covered writer of a put option is subject to a risk of loss if the price of the underlying security should decrease.

The Funds may enter into futures contracts in U.S. domestic markets or on exchanges located outside of the United States.  Foreign markets may offer advantages, including trading opportunities or arbitrage possibilities, not available in the United States.  Foreign markets, however, may have greater risk potential than domestic markets.  For example, some foreign exchanges are principal markets, so that no common clearing facility exists and an investor may look only to the broker or

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counterparty for the performance of the contract.  Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.  The Funds may not be able to invest in certain foreign futures and option contracts that have not been approved for sale by U.S. persons.

The Funds cannot assure that a liquid market will exist for any particular futures contract at any particular time.  Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day.  Once the daily limit has been reached in a particular contract, no trades may be made that day of a price beyond that limit or trading may be suspended for specified periods during the trading day.

The Funds may purchase and sell single stock futures, stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures.  A stock index future obligates a Fund to pay or receive an amount of cash based upon the value of a stock index at a specified date in the future, including the Standard & Poor’s 500 Composite Stock Price Index, NASDAQ High Technology Index or similar foreign indices.  An interest rate futures contract obligates a Fund to purchase or sell an amount of a specific debt security at a future date at a specified price.  A currency futures contract obligates a Fund to purchase or sell an amount of a specific currency at a future date at a future price.

If a Fund purchases an option and the price of the underlying stock fails to move in the direction the Adviser expected, the Fund will lose most or all of the amount the Fund paid for the option, plus commission costs.  If a Fund writes (“sells”) an option and the price of the underlying stock fails to move in the direction the Adviser expected, the Fund’s losses could easily exceed the proceeds it received when it wrote the options.

•  Restricted Securities Risks.  Each Fund may invest without limit in securities that are subject to restrictions on resale, including Rule 144A securities.  Rule 144A securities are securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers like the Funds under Rule 144A under the Securities Act of 1933.  Pursuant to procedures adopted by the Board of Trustees, the Adviser will determine whether securities purchased under Rule 144A are liquid.  Each Fund may invest no more than 15% of its net assets in securities that are illiquid; that is, not readily marketable.  If the Adviser determines that qualified institutional buyers are unwilling to purchase restricted securities held by a Fund (thus, making such securities illiquid), the percentage of the Fund’s assets invested in illiquid securities would increase.

•  Securities Lending.  A Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The principal risk of securities lending is potential default or insolvency of the borrower.  In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

•  Shares of Other Investment Companies Risks.   Each Fund may invest in securities of other investment companies to the extent permitted by the Investment Company Act of 1940 (including exemptive relief granted thereunder), including ETFs and closed-end funds.  The risks of investment in investment companies typically reflect the risk of the types of securities in which the investment companies invest.  Investments in ETFs and closed-end funds are subject to the additional risk that shares of the ETF or closed-end fund may trade at a premium or discount to their net asset value per share.

In addition, as a result of a Fund investing in other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying funds’ shares.  You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•  Warrants.  Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually.  Warrants do not carry

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with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer.  As a result, warrants may be considered to have more speculative characteristics than certain other types of investments.  In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

NON-PRINCIPAL RISKS

What are the Non-Principal Risks of Investing in the Funds?

Non-principal risks of investing in each of the Funds are as follows:

•  Frequent Trading Risks.  The Funds do not charge redemption fees to shareholders who sell or exchange Fund shares within a certain period of time.  Shareholders who engage in frequent trading into and out of a Fund may present risks to other shareholders, disrupt Fund investment strategies, increase trading costs and negatively impact investment returns for all shareholders and result in dilution in the value of Fund shares held by shareholders, including long-term shareholders who do not generate these costs.  Although the Funds have policies and procedures which seek to detect and deter frequent trading by investors that the Adviser believes is disruptive, the Funds cannot assure that their policies and procedures will be effective in limiting and deterring disruptive frequent trading.

•  Hedging Risks. Each Fund may use the investment techniques described in this prospectus to hedge against changes in the values of securities the Fund owns or expects to purchase, to limit the risk of price fluctuations and to preserve capital.  These hedging strategies include using financial futures contracts, options on financial futures or stock index options.  To protect against foreign currency exchange rate risk, the Funds may enter into foreign currency hedging transactions, including forward currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts.  The Funds may also buy or sell foreign currencies.  These strategies may reduce a Fund’s returns and will benefit the Fund largely to the extent the Adviser is able to use them successfully.  However, a Fund could lose money on futures transactions or an option can expire worthless.

•  Private Placement Risks.  Each Fund may invest in private placements.  Private placements may present a higher degree of business and financial risk, which can result in substantial losses.  In the absence of a public trading market for these securities, they may be less liquid as compared to publicly traded securities and therefore may be sold at lower prices than those originally paid by the Fund.

•  Short Sale Risks.  A short position is one where a Fund has sold a security that it does not own at the current market price in anticipation of a decline in the market value of the security.  To complete a short sale, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the borrowed security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan.  To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold.  The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements, until the short position is closed out.  The use of short sales may cause a Fund to have higher expenses than those of other funds.

A Fund’s investment performance will suffer if a security that it has sold short appreciates in value.  A Fund’s investment performance may also suffer if it is required to close out a short position earlier than it had intended.  This would occur if the securities lender required it to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender.

•  Tax Risks.  A Fund’s share price may reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions.  Such distributions can occur even in a year when a Fund has a negative return.  Distributions from a Fund may create income tax obligations for shareholders.  For more information, see “Distributions and Taxes.”

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•  Value Investing Risks.  The Adviser may be incorrect in its assessment of a company’s value and the prices of the stocks the Funds may hold may not reach what the Adviser believes are their intrinsic value.  Similarly, the stocks a Fund sells short may not decline to the price that the Adviser thinks reflects their intrinsic value.  From time to time, “value” investing falls out of favor with investors.  During these periods, if a Fund’s portfolio has a value bias the Fund’s relative performance could suffer.

You can find more information about the risks associated with investing in the Funds in the SAI.

DISCLOSURE OF PORTFOLIO HOLDINGS

Is Information Available on Portfolio Holdings?

You can find a description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities in the Funds’ SAI and on the Funds’ website at www.utopiafunds.com.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

Who is the Funds’ Adviser?

Financial & Investment Management Group, Ltd. (“FIM Group” or the “Adviser”), 111 Cass Street, Traverse City, Michigan 49684, is the investment adviser to each of the Funds.  FIM Group has been managing global total return portfolios for 24 years.  FIM Group is responsible for the day-to-day management of the Funds’ investment portfolios and directing the purchase and sale of the Funds’ securities.  FIM Group also arranges for transfer agency, custody, administration, fund accounting and all other services necessary for the Funds to operate.  FIM Group also offers investment advice to institutions and individual investors.  Certain FIM Group employees serve as officers of the Funds and Paul Sutherland, CFP, President and controlling shareholder of FIM Group, serves both as a Trustee and officer of the Funds.  As of December 31, 2008, FIM Group managed approximately $373 million in assets.

A discussion regarding the Board of Trustees’ basis for approving the investment advisory agreement with respect to each Fund is available in the Funds’ annual shareholder report for the fiscal year ended September 30, 2008.

MANAGEMENT FEE

How is the Adviser Compensated?

For the services it provides to each Fund, FIM Group receives a unified investment management fee based on a percentage of the daily net assets of each Fund.  The amount of the fee is calculated daily and paid monthly in arrears.  Each Fund pays FIM Group a unified investment management fee of 1.32%. The Adviser waived 0.09%, 0.06%, 0.04% and 0.04% of its management fees earned during the fiscal year ended September 30, 2008, for the Growth Fund, Core Fund, Core Conservative and Yield Income Fund, respectively. The management fee paid by each Fund for the fiscal year ended September 30, 2008, expressed as a percentage of net assets, was 1.32%.

Out of each Fund’s management fee, FIM Group pays all expenses of managing and operating each Fund except the fees and expenses of the Funds’ independent trustees (including attendance at mutual fund industry conferences, publications, membership fees and related expenses), Fund and independent trustees’ legal counsel fees, insurance for the Funds and the officers and trustees of the Funds, fees of the independent auditors, interest on borrowings and extraordinary expenses.  The Adviser has agreed to waive its management fee and/or reimburse expenses to the extent necessary, to cap each Fund’s expenses at 1.44% of average daily net assets through September 30, 2009.  FIM Group also pays any costs of unaffiliated third parties who provide recordkeeping, mutual fund supermarket (e.g., Charles Schwab through its OneSource program) and administrative services to the Fund.

FIM Group’s management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services to

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the Funds.  Out of the profits the Adviser receives from its investment management fee and from its other advisory clients, the Adviser intends to contribute directly or indirectly to non-profit organizations, financial wellness programs or other programs.

Annually, the Board will review the investment advisory agreement with respect to each Fund to consider whether the investment management fee charged is reasonable in relationship to the services rendered in light of all relevant factors.  Except to the extent otherwise permitted by applicable statute, regulation or Securities and Exchange Commission (“SEC”) or SEC staff guidance or interpretation, any material amendment to the investment advisory agreement, including any proposed increase in a Fund’s investment management fee, would be submitted for shareholder approval.

PORTFOLIO MANAGERS OF THE FUNDS

Who are the Portfolio Managers?

Suzanne Stepan, Zachary Liggett and Paul Sutherland co-manage each of the Funds.  The portfolio managers are jointly responsible for the day-to-day management of the Funds.  The portfolio managers will use their best judgment to control the costs of trading to benefit shareholders of the Funds.

Suzanne D. Stepan, CFA  Portfolio manager since each Fund’s inception and portfolio manager of FIM Group.  Ms. Stepan joined FIM Group in September 2003.  Ms. Stepan was formerly employed as a Vice President by Noddings Investments, a division of Conning Asset Management Company, from 1989 to 2002.  She received her B.S. from Northern Illinois University and M.B.A. with distinction from Lawrence Technological University.

Zachary P. Liggett, CFA  Portfolio manager since each Fund’s inception and portfolio manager of FIM Group.  Mr. Liggett joined FIM Group in November 2003.  Mr. Liggett was formerly employed as an equity analyst by West LB Securities Pacific from 2000 to 2003.  He received his B.A. from Eckerd College and Master of International Business from the University of South Carolina’s Moore School of Business.

Paul H. Sutherland, CFP  Portfolio manager since each Fund’s inception and President of FIM Group since he founded the firm in 1984.  He received his M.B.A. from Lake Superior State University in 1994.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities of the Funds.

SHAREHOLDER INFORMATION

PURCHASING SHARES

How do I Buy Shares of the Funds?

On December 5, 2008, the Funds were closed to new investments (other than reinvestment of investment income and capital gain distributions).

REDEEMING SHARES

How do I Sell Shares?

In General.  You may redeem (sell) your shares by the close of business on March 31, 2009.  On March 31, 2009, each remaining shareholder of the Utopia Funds will receive a liquidating distribution equal to their proportionate interest in the net assets of their respective Fund. A Fund makes payment by check for the shares redeemed within seven days after it receives a properly completed redemption request (in accordance with the procedures described in “To Redeem by Mail” or “To Redeem by Phone” below), except as described below.  The redemption price per share is the net asset value (determined as described under “Pricing of Fund Shares”) next calculated after receipt of a properly completed redemption request by the Transfer Agent or an Intermediary.  Because a Fund’s net asset value fluctuates, the amount received upon redemption may be more or less than the amount paid for the shares.

Where an investor requests wire payment, the Transfer Agent will normally wire the redemption proceeds the next business day by federal funds only to the bank and account designated on the Account Application to Buy Shares, or in written instructions subsequently received by the Transfer Agent, and only if the bank is a

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commercial bank that is a member of the Federal Reserve System.

Payment of redemption proceeds with respect to shares purchased by check will not be made until the check or payment received for investment has cleared, which may take up to 11 business days.

A Fund reserves the right to suspend or postpone redemptions during any period:  (i) when trading on the New York Stock Exchange is restricted; (ii) when, as a result of an emergency as defined by SEC rules, it is not reasonably practical for the Fund to dispose of, or determine the fair market value of, its net assets; or (iii) as the SEC may by order permit for the protection of shareholders of the Fund.  In addition, anti-money laundering and similar government regulations may require a Fund to block a shareholder’s account and thereby refuse to pay any redemption request until instructions are received from the appropriate regulator.

To Redeem by Mail.  The Fund will redeem all or any part of shares owned upon written request delivered to the Fund at:

By First Class Mail	By Overnight Delivery Service or Registered Mail
Utopia Funds	Utopia Funds
P.O. Box 13316	c/o ALPS Fund Services, Inc.
Denver, CO 80201	1290 Broadway, Suite 1100
Denver, CO 80203

The redemption request must:

1.     Include your name and account number.

2.     Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed.

3.     Be signed by all owners exactly as their names appear on the account.

4.     Include a signature guarantee from any “eligible guarantor institution” (as defined below) if (i) you want to change ownership of the account, (ii) you want the redemption proceeds sent to a different address from that registered on the account, (iii) the proceeds are to be made payable to someone other than the account owner(s), (iv) the redemption request is made within 15 days after you request a change to the account owner or address, or (v) the redemption request is for $25,000 or more.  Eligible guarantor institutions include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.  A notary public is not an eligible guarantor.

In the case of shares registered in the name of a corporation or other legal entity, the redemption request should be signed in the name of the corporation or entity by an officer whose title is stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act must be furnished.

To Redeem by Phone.  You may redeem shares by telephone by calling Utopia Funds at 1-888-UTOPIA3 (1-888-886-7423).  In order to use the telephone redemption procedure, a shareholder must have elected this procedure in writing, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor’s predesignated account at a domestic bank.  To change the designated account or address, a written request with signature(s) guaranteed must be sent to the Transfer Agent at least 15 days before the telephone redemption request.  Telephone redemptions are subject to a $5,000 minimum or 100% of the account value.

By electing the telephone redemption option, you may be giving up a measure of security that you might have if you were to redeem your shares in writing.  For reasons involving the security of your account, you will be required to provide certain account information before your instructions will be carried out, and the telephone transaction may be tape recorded.  The Transfer Agent has adopted these procedures to reasonably verify that telephone instructions are genuine.  If it follows those procedures, neither the Funds nor the Transfer Agent will be responsible for the authenticity of telephone instructions and will not be responsible for any loss, damage, cost or expense arising out of any telephone instructions received for an account in improper form.  Furthermore, you agree to hold harmless and indemnify the Funds, the Transfer Agent and any affiliated officers, employees, directors and agents from any losses, expenses, costs or liabilities (including attorneys’ fees) that may be incurred in connection with telephone redemption procedures.

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To Redeem Online.  You may redeem shares through the Funds’ website at www.utopiafunds.com.  To establish online transaction privileges, you must enroll through the website.  You automatically have the ability to establish online transaction privileges unless you decline them on your Account Application or by calling 1-888-UTOPIA3 (1-888-886-7423).  For important information on this feature, see “Website Transactions.”  If you redeem through a financial intermediary, you may be charged a fee.

FREQUENT TRADING

Is Frequent Trading Discouraged?

The Funds are intended for long-term investment purposes and are not intended to provide investors with a means of speculation on short-term market movements or market timing.  On the other hand, the Funds are freely redeemable (and currently offer exchange privileges) and may be used by investors, including the Adviser on behalf of its separate accounts clients, as part of an overall investment program.  Shareholders who engage in frequent trading into and out of a Fund may present risks to other shareholders, disrupt Fund investment strategies, increase trading costs and negatively impact investment returns for all shareholders and result in dilution in the value of Fund shares held by shareholders, including long-term shareholders who do not generate these costs.  However, the Funds do not charge redemption fees to shareholders who sell or exchange Fund shares within a certain period of time, because the Adviser and the Board of Trustees believe that Fund shareholders should be trusted to invest in the Funds to not abuse the fact that the Funds do not charge redemption fees.  In an effort to balance the long-term nature of the Funds with shareholder rights to redeem and the offering of an exchange privilege, the Board of Trustees has adopted policies and procedures that seek to deter and detect frequent trading that the Adviser believes is disruptive to portfolio management strategies.  The Funds reserve the right to reject any purchase request (including the purchase component of an exchange request) by any investor or group of investors no later than one business day after receipt of the order by the Funds, for any reason without prior notice, including frequent trading the Adviser believes is disruptive to portfolio management strategies.  The Funds also reserve the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.  To the extent a shareholder redeems shares of a Fund over a 90-day period in excess of the lesser of $250,000 or 1.00% of the net asset value of the Fund, the Fund may redeem shares with securities.  The Funds generally expect to satisfy redemptions in kind with liquid securities.  However, to the extent a Fund were to redeem shares with illiquid securities, the shareholder will bear additional costs or will have difficulty in disposing of the securities.

In making the determination to exercise these rights, the Funds may consider an investor’s trading history in the Funds and accounts under common ownership or control.  The Funds seek to employ reasonable measures to detect frequent trading at levels that the Adviser believes is disruptive to the Funds.  Accordingly, the Adviser uses certain materiality and volume thresholds to detect potentially disruptive frequent trading, but otherwise seeks to apply the policies uniformly to all shareholders.  However, the Adviser generally will not apply such policies to the following transactions if, in the opinion of the Adviser, the transactions are not disruptive to portfolio management strategies:  transactions by the Adviser’s separate account clients, other investment advisers and their clients or individual investors whose trades in Fund shares are part of a program to periodically rebalance allocations in the Funds or for investment or tax purposes; systematic transactions; and required minimum distributions.  There is no assurance that the Funds’ policies will be effective in limiting and deterring disruptive frequent trading.

ANTI-MONEY LAUNDERING PROGRAM

How do the Funds Comply with Anti-Money Laundering Regulations?

The Funds are required to comply with various federal anti-money laundering laws and regulations.  Consequently, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.  A Fund may also be required to block a shareholder’s account and consequently refuse to implement requests for transfers and withdrawals.

Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, street address, taxpayer identification number or other identifying information for shareholders who open an account with the Funds.  The Funds may also ask to see a shareholder’s driver’s license or other identifying documents.  Applications without this information may not be accepted and orders may not be processed.  The Funds reserve the right: to place limits on transactions in any account until the identity of the shareholder is verified; to refuse an investment or involuntarily redeem a shareholder’s shares and close an account in the event that a shareholder’s identity is not verified; or to suspend the payment of withdrawal proceeds

25

if it is deemed necessary to comply with anti-money laundering regulations.  The Funds and their agents will not be responsible for any loss resulting from the shareholder’s delay in providing all required identifying information or from closing an account and redeeming a shareholder’s shares when a shareholder’s identity cannot be verified.

WEBSITE TRANSACTIONS

How are Transactions Handled through the Funds’ Website?

You may check your account balance(s) and historical transactions and sell shares in an existing account of the Fund through the Funds’ website at www.utopiafunds.com.  You automatically have the ability to view account balances and transactions by enrolling on the website.  You also automatically have the ability to complete transactions on the website unless you decline it on your application or call 1-888-UTOPIA3 (1-888-886-7423).

You will be required to enter into a user’s agreement through the website in order to enroll for these privileges.  In order to conduct online transactions, you must have telephone transaction privileges.  The Funds impose a limit of $50,000 on redemption through the website.  You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment.  Your ability to use the website for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties.  While the Funds and their service providers have established certain security procedures, the Funds, FIM Group, ALPS Distributors, Inc. and the Funds’ Transfer Agent cannot assure you that inquiries, account information or trading activity will be completely secure.  There also may be delays, malfunctions or other inconveniences associated with the Internet, and times when the website is unavailable for transactions or other purposes.  Should this happen, you should consider redeeming using another method.  Neither the Funds, FIM Group, ALPS Distributors, Inc. or ALPS will be liable for any such delays, malfunctions, unauthorized interception or access to information.  In addition, provided reasonable security procedures are used, neither the Funds, FIM Group, ALPS Distributors, Inc. or ALPS will be responsible for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized transactions.

PRICING OF FUND SHARES

How are Fund Shares Priced?

All redemptions and exchanges will be processed at the net asset value (“NAV”) next calculated after your request is received by a Fund (or the Fund’s agent or authorized designee) in good order.  A Fund’s NAV is computed by dividing the value of a Fund’s net assets (i.e., the value of its total assets less liabilities) by the total number of shares then outstanding.

A Fund’s NAV per share is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m. Eastern time, on each day when the NYSE is open for trading.  The Funds do not price their shares on days when the NYSE is closed for trading. For a list of national holidays when the Funds’ shares will not be priced, please visit the NYSE website at: www.nyse.com.

When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the U.S. dollar equivalents at the prevailing market rates.  Trading in securities on exchanges and over-the-counter markets in Europe and Asia is normally completed at various times prior to the current closing time of the NYSE.  Trading on foreign exchanges may not take place on every day that the NYSE is open.  Conversely, trading in various foreign markets may take place on days when the NYSE is not open and on other days when net asset value is not calculated.  Consequently, calculation of the net asset value for a Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

Foreign Equity Securities.  Foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade.  The Funds’ accounting services provider will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of a Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the

26

security is traded and the close of regular trading on the NYSE.  The Funds’ valuation procedures set forth certain triggers which instruct the accounting services provider when to use the fair valuation model.  The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees.  In such a case, a Fund’s value for a security may be different from the last sale price (or the latest bid price).

Domestic Equity Securities.  The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Fixed-Income Securities.  Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  The value assigned to a security by a pricing service is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees.  There is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Money market instruments purchased with an original or remaining maturity of 60 days or less, whichever is smaller, maturity at par, are valued at amortized cost.

Other Securities and Assets.  Other securities, and all other assets, including securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when net asset value is computed, are valued at a fair value as determined in good faith by the Board of Trustees, or under the direction of the Board of Trustees, and in accordance with the Funds’ valuation procedures or by the Funds’ pricing committee (which is comprised of employees of the Adviser) and/or the Board’s Valuation Committee under the supervision of the Board of Trustees and in accordance with the Funds’ valuation procedures.  The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

SHAREHOLDER SERVICES

What Services are Available to Shareholders?

Systematic Withdrawal Plan.  If you own at least $10,000 in shares of a Fund, you may establish a Systematic Withdrawal Plan.  By using this plan, you may have withdrawn from your account a fixed sum of $50 or more that will be paid to you or a pre-designated third party monthly, quarterly or annually.  If your Systematic Withdrawal Plan date falls on a weekend or holiday, the proceeds will be withdrawn from your account on the next business day. On March 31, 2009, each remaining shareholder of the Utopia Funds will receive a liquidating distribution equal to their proportionate interest in the net assets of their respective Fund.

Tax-Advantaged Retirement Plan Accounts.   If shares of a Fund are currently held in a tax-deferred account (IRA, IRA Rollover, SEP-IRA and Coverdell accounts), shareholders may establish retirement accounts with another institution by submitting a transfer request to the transfer agent on or before March 31, 2009. On March 31, 2009, each remaining shareholder of the Utopia Funds will receive a liquidating distribution equal to their proportionate interest in the net assets of their respective Fund.

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DISTRIBUTIONS AND TAXES

TAXATION OF THE FUNDS

Do the Funds Pay Federal Income Taxes?

Because each Fund has qualified and elected to be treated as a regulated investment company for federal income tax purposes, the Funds will generally not pay federal income tax on the income and gains that they distribute to you.

TAXATION OF SHAREHOLDERS

Do Shareholders Pay Federal Income Taxes on Income of the Funds and Redemptions?

A Fund’s income from certain dividends, interest and any net realized short-term capital gains are paid to shareholders as dividends.  A Fund’s income from certain qualifying dividends, designated as such by the Fund, will be paid to shareholders as “qualified dividend income.”  Net realized long-term capital gains are paid to shareholders as capital gains distributions.  Dividends and capital gain distributions are normally declared in December and paid in December or January.  Any dividends and distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as paid on December 31 of the calendar year in which they are declared.

The Funds post on the Funds’ website at www.utopiafunds.com an estimate of each Fund’s annual capital gains and income distributions as of each month end within 25 days of the subsequent month.  Such estimates are subject to change based on shareholder activity and tax adjustments.

Dividends and capital gain distributions are automatically reinvested in additional shares of the Fund, unless you elect to receive them in cash.  Except for those shareholders exempt from federal income taxation, dividends and capital gain distributions will be taxable to shareholders, whether paid in cash or reinvested in additional shares of the Funds.  You will be notified annually as to the federal income tax status of dividends and capital gain distributions.  Such dividends and distributions may also be subject to state, local and foreign taxes.

Net capital gain distributions (net gains relating to capital assets held by a Fund for more than 12 months less any net short-term capital losses for the year) are taxable to shareholders as long-term capital gain regardless of how long you have held shares of the Fund.  For federal income tax purposes, net capital gain distributions made to individual and other noncorporate shareholders are currently taxed at rates up to 15% (which rates will increase to 20% for taxable years beginning after December 31, 2010).  Dividends representing certain net investment income and net realized short-term capital gains are taxed as ordinary income at federal income tax rates up to 35% for individuals.  Dividends representing “qualified dividend income” are currently taxed to individuals and other noncorporate shareholders at federal income tax rates up to 15%, provided certain holding period and other requirements are satisfied, although this favorable treatment for qualified dividend income is set to expire for taxable years beginning after December 31, 2010.

A shareholder’s redemption of a Fund’s shares, whether it be an outright redemption or through an exchange into another Fund, will generally be a taxable transaction for federal income tax purposes.  Selling shareholders will generally recognize gain or loss in an amount equal to the difference between the amount received for such shares and their adjusted tax basis in the shares redeemed.  If such shares are held as a capital asset at the time of sale, the gain or loss generally will be a capital gain or loss and will generally constitute long-term capital gain or loss if the redeemed shares were held for more than one year.

Distributions to Retirement Plans. Fund distributions received by your qualified retirement plan (for example, a 401(k) plan or IRA) are generally tax deferred.  This means that you are not required to report Fund distributions on your federal income tax return in the year paid by the Fund, but, rather, when you receive distributions from the qualified retirement plan.  Special rules apply to payments from Roth IRAs and Coverdell Education Savings Accounts.

“Buying a Dividend.”  Dividends and distributions are paid to shareholders as of the record date for such dividend or distribution of a Fund.  Dividends and capital gains awaiting distribution are included in each Fund’s daily NAV.  After a Fund pays a dividend or distribution, the share price of the Fund drops by the

28

amount of the dividend or distribution, net of any subsequent market fluctuations.  You should be aware that dividends and distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.  This is referred to as “buying a dividend.”  Of course, a Fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable dividends and distributions.  Such dividends and distributions can occur even in a year when a Fund has a negative return.

Unless your account is set up as a tax-deferred account, dividends and distributions paid to you will be included in your gross income for federal income tax purposes, even though you may not have participated in the increase in NAV of a Fund and whether or not you reinvest the dividends.

Backup Withholding.  When you open an account, Internal Revenue Service (“IRS”) regulations require that you provide your taxpayer identification number (“TIN”), certify that it is correct and certify that you are not subject to backup withholding under IRS regulations.  If you fail to provide your TIN or the proper tax certifications, each Fund is required to withhold 28% of all the distributions (including dividends and capital gain distributions) and redemption proceeds paid to you.  Each Fund is also required to begin backup withholding on your account if the IRS instructs it to do so.  Amounts withheld may be applied to your federal income tax liability and you may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Foreign Taxes.  Dividends, interest and some capital gains received by the Funds on foreign securities may be subject to foreign tax withholding or other foreign taxes.  If a Fund has more than 50% of the value of its total assets at the close of a taxable year consisting of stock or securities of foreign corporations, the Fund may make the election for such year permitted under section 853 of the Code to pass through such taxes to shareholders as a foreign tax credit.  If such an election is not made, any foreign taxes paid or accrued by the Fund will represent an expense to the Fund.  If an election is made, shareholders will generally be able to claim a credit or deduction on their federal income tax return for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of the taxes paid by the Fund to foreign countries with respect to the investment income from such foreign stock or securities.  Shareholders who do not itemize deductions on their federal income tax return will not be entitled to a deduction for such foreign taxes.

The foregoing discussion is only a general summary of certain federal income tax laws and their effect on shareholders.  You are advised to consult your own tax adviser as to the federal, state, local and/or foreign tax consequences of owning shares of each Fund with respect to your specific circumstances before investing in a Fund.  For a more detailed discussion of federal income tax consequences, see the SAI - “Federal Income Tax Matters.”

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance since the Funds commenced operations on December 30, 2005.  Certain information reflects financial results for a single Fund share.  The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, is included in the annual report, which is available upon request.

The expense ratios shown reflect only the operating expenses of the Fund and therefore do not include acquired fund fees and expenses.

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Utopia Growth Fund

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Period December 30, 2005 (Inception) to September 30, 2006

Net asset value - beginning of the period/year	$11.99	$10.42	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.32	0.12	0.09
Net realized and unrealized gain/(loss) on investments	(3.80)	1.64	0.33
Total income/(loss) from investment operations	(3.48)	1.76	0.42

DISTRIBUTIONS
From net investment income	(0.21)	(0.12)	0.00
From net realized gain on investments	(0.96)	(0.07)	0.00
Total Distributions	(1.17)	(0.19)	0.00
Net Increase/(Decrease) in Net Asset Value	(4.65)	1.57	0.42
Net asset value - end of period/year	$7.34	$11.99	$10.42
Total Return (1)(2)	(31.72)%	17.11%	4.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$44,128	$68,715	$17,534
Ratios to Average Net Assets
(excluding dividends on short sales expense and interest expense):
Ratio of expenses to average net assets with fee waivers	1.41%	1.37%	1.35	%*
Ratio of expenses to average net assets without fee waivers	1.50%	1.52%	2.01	%*
Ratio of net investment income to average net assets with fee waivers	2.59%	1.85%	2.27	%*
Ratio of net investment income to average net assets without fee waivers	2.50%	1.70%	1.61	%*
Ratios to Average Net Assets
(including dividends on short sales expense and interest expense):
Ratio of expenses to average net assets with fee waivers	1.44%	1.57%	—
Ratio of expenses to average net assets without fee waivers	1.53%	1.72%	—
Portfolio turnover rate (3)	170%	76%	53%

*	Annualized.
(1)	Total returns for periods of less than one year are not annualized.
(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.
(3)

A portfolio turnover rate is, the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities and U.S. Government securities) for the year ended September 30, 2008 were $97,510,075 and $79,362,909, respectively. Purchases at cost and proceeds from sales of long-term U.S. Government Securities for the year ended September 30, 2008 were $7,216,694 and $13,539,920, respectively.

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Utopia Core Fund

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Period December 30, 2005 (Inception) to September 30, 2006

Net asset value - beginning of the period/year	$11.77	$10.45	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.33	0.21	0.09
Net realized and unrealized gain/(loss) on investments	(3.54)	1.33	0.36
Total income/(loss) from investment operations	(3.21)	1.54	0.45

DISTRIBUTIONS
From net investment income	(0.24)	(0.14)	0.00
From net realized gain on investments	(0.89)	(0.08)	0.00
Total Distributions	(1.13)	(0.22)	0.00
Net Increase/(Decrease) in Net Asset Value	(4.34)	1.20	0.45
Net asset value - end of period/year	$7.43	$11.77	$10.45
Total Return (1)(2)	(29.70)%	15.02%	4.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$62,093	$124,123	$59,630
Ratios to Average Net Assets
(excluding dividends on short sales expense and interest expense):
Ratio of expenses to average net assets with fee waivers	1.41%	1.37%	1.73	%*
Ratio of expenses to average net assets without fee waivers	1.47%	1.52%	1.91	%*
Ratio of net investment income to average net assets with fee waivers	2.88%	2.38%	2.48	%*
Ratio of net investment income to average net assets without fee waivers	2.82%	2.24%	2.30	%*
Ratios to Average Net Assets
(including dividends on short sales expense and interest expense):
Ratio of expenses to average net assets with fee waivers	1.44%	1.53%	—
Ratio of expenses to average net assets without fee waivers	1.50%	1.68%	—
Portfolio turnover rate (3)	145%	76%	64%

*	Annualized.
(1)	Total returns for periods of less than one year are not annualized.
(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the periods.
(3)

A portfolio turnover rate is, the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities and U.S. Government securities) for the year ended September 30, 2008 were $122,282,745 and $115,563,997, respectively. Purchases at cost and proceeds from sales of long-term U.S. Government Securities for the year ended September 30, 2008 were $13,125,482 and $37,222,528, respectively.

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Utopia Core Conservative Fund

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Period December 30, 2005 (Inception) to September 30, 2006

Net asset value - beginning of the period/year	$11.49	$10.39	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.46	0.23	0.11
Net realized and unrealized gain/(loss) on investments	(2.95)	1.07	0.28
Total income/(loss) from investment operations	(2.49)	1.30	0.39

DISTRIBUTIONS
From net investment income	(0.26)	(0.16)	0.00
From net realized gain on investments	(0.60)	(0.04)	0.00
Total Distributions	(0.86)	(0.20)	0.00
Net Increase/(Decrease) in Net Asset Value	(3.35)	1.10	0.39
Net asset value - end of period/year	$8.14	$11.49	$10.39
Total Return (1)(2)	(23.33)%	12.70%	3.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$59,893	$90,950	$45,685
Ratios to Average Net Assets
(excluding dividends on short sales expense and interest expense):
Ratio of expenses to average net assets with fee waivers	1.41%	1.37%	1.70	%*
Ratio of expenses to average net assets without fee waivers	1.45%	1.52%	1.92	%*
Ratio of net investment income to average net assets with fee waivers	3.87%	2.71%	2.89	%*
Ratio of net investment income to average net assets without fee waivers	3.83%	2.56%	2.67	%*
Ratios to Average Net Assets
(including dividends on short sales expense and interest expense):
Ratio of expenses to average net assets with fee waivers	1.42%	1.48%	—
Ratio of expenses to average net assets without fee waivers	1.47%	1.63%	—
Portfolio turnover rate (3)	167%	73%	41%

*	Annualized.
(1)	Total returns for periods of less than one year are not annualized.
(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.
(3)

A portfolio turnover rate is, the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities and U.S. Government securities) for the year ended September 30, 2008 were $109,078,272 and $86,535,209, respectively. Purchases at cost and proceeds from sales of long-term U.S. Government Securities for the year ended September 30, 2008 were $28,725,760 and $52,086,470, respectively.

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Utopia Yield Income Fund

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated	For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Period December 30, 2005 (Inception) to September 30, 2006

Net asset value - beginning of the period/year	$11.25	$10.35	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.53	0.24	0.13
Net realized and unrealized gain/(loss) on investments	(2.38)	0.88	0.22
Total income/(loss) from investment operations	(1.85)	1.12	0.35

DISTRIBUTIONS
From net investment income	(0.30)	(0.19)	0.00
From net realized gain on investments	(0.48)	(0.03)	0.00
Total Distributions	(0.78)	(0.22)	0.00
Net Increase/(Decrease) in Net Asset Value	(2.63)	0.90	0.35
Net asset value - end of period/year	$8.62	$11.25	$10.35
Total Return (1)(2)	(17.62)%	10.99%	3.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$50,998	$40,702	$16,792
Ratios to Average Net Assets
(excluding dividends on short sales expense and interest expense):
Ratio of expenses to average net assets with fee waivers	1.42%	1.37%	1.36	%*
Ratio of expenses to average net assets without fee waivers	1.46%	1.52%	2.03	%*
Ratio of net investment income to average net assets with fee waivers	4.74%	3.02%	3.36	%*
Ratio of net investment income to average net assets without fee waivers	4.70%	2.87%	2.69	%*
Ratios to Average Net Assets
(including dividends on short sales expense and interest expense):
Ratio of expenses to average net assets with fee waivers	1.42%	1.46%	—
Ratio of expenses to average net assets without fee waivers	1.47%	1.61%	—
Portfolio turnover rate (3)	165%	69%	53%

*	Annualized.
(1)	Total returns for periods of less than one year are not annualized.
(2)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.
(3)

A portfolio turnover rate is, the percentage computed by taking the lesser of the purchases and sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities and U.S. Government securities) for the year ended September 30, 2008 were $77,954,584 and $47,643,495, respectively. Purchases at cost and proceeds from sales of long-term U.S. Government Securities for the year ended September 30, 2008 were $37,392,211 and $38,937,312, respectively.

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FOR MORE INFORMATION

The SAI contains more detailed information about the Funds and is incorporated by reference into the prospectus, which means that it is part of the prospectus for legal purposes.  Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.  Financial statements and the report of independent registered public accounting firm included in the Funds’ annual report are incorporated by reference into the prospectus. For a free copy of any of these documents or to request other information or ask questions about the Funds, call toll-free 1-888-UTOPIA3 (1-888-886-7423) or visit the Funds’ website at www.utopiafunds.com.

Information about the Funds, including the SAI, has been filed with the SEC.  It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov).  Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.  You may also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

INVESTMENT ADVISER

Financial & Investment Management Group, Ltd.

111 Cass Street

Traverse City, Michigan 49684

231.929.4500

(The Adviser also has offices in Hawaii and Wisconsin.)

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

TRANSFER AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado  80203

COUNSEL

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

CUSTODIAN

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois  60675

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

111 South Wacker Drive

Chicago, Illinois 60606

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UTOPIA FUNDS

Utopia Growth Fund
Utopia Core Fund
Utopia Core Conservative Fund
Utopia Yield Income Fund

STATEMENT OF ADDITIONAL INFORMATION

The Utopia Funds (the “Trust”) is a non-diversified open-end management investment company.

This Statement of Additional Information (“SAI”) is not a Prospectus.  The SAI provides supplementary information pertaining to shares representing interests in four currently available investment portfolios (each a “Fund” and collectively the “Funds”) of the Trust.  It should be read in conjunction with the Prospectus of the Trust dated January 28, 2009.  This SAI does not include all the information that a prospective investor should consider before purchasing shares of the Funds.  Investors should obtain and read a Prospectus prior to purchasing shares of the Funds.

This SAI is incorporated by reference to the Prospectus. The Funds’ financial statements for the year ended September 30, 2008 and the report of independent registered public accounting firm thereon are incorporated by reference from the Funds’ Annual Report to shareholders.

You may obtain a Prospectus or Annual Shareholder Report at no charge by contacting the Trust at Utopia Funds, c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 or 1-888-UTOPIA3 (1-888-886-7423).

The Utopia Funds are no longer offered for sale. On December 12, 2008, the Board of Trustees approved an amended plan to liquidate and terminate the Utopia Funds effective at the close of business on March 31, 2009.

This SAI is dated January 28, 2009.

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THE TRUST

The Trust is an open-end management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), which was formed as a Delaware statutory trust on May 23, 2005.  The principal offices of the Trust are located at 111 Cass Street, Traverse City, Michigan 49684.  Currently, the Trust is offering shares of beneficial interest (“shares”) of the four Funds, all of which are non-diversified portfolios.  The Trust may establish other series and offer shares of such series at any time.

Financial & Investment Management Group, Ltd. (“FIM Group” or the “Adviser”) serves as the Funds’ investment adviser.  The principal offices of the Adviser are located at 111 Cass Street, Traverse City, Michigan 49684.

The authorized capitalization of the Trust consists of an unlimited number of shares, no par value, which can be divided into series, such as the Funds, and further sub-divided into classes of each series.  Each share represents an equal proportionate interest in the assets of a respective Fund and does not represent any interest in any other Fund.  No Fund is subject to the liabilities of any other Fund.  The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its Funds and indemnifies shareholders against any such liability.

Each Fund currently offers one class of shares.  Other classes may be established from time to time in accordance with the provisions of the Declaration of Trust.  Shares of the Funds entitle their holders to one vote per share; however, separate votes are taken by each Fund on matters affecting an individual Fund.  For example, a change in investment policy for a Fund would be voted upon by shareholders of that Fund.  Shares of the Funds do not have cumulative voting rights, preemptive rights or any conversion or subscription rights.

The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise.  However, the holders of 10% or more of the outstanding shares of the Trust or a Fund may, by written request, require a meeting.  The Trust will assist such holders in communicating with other shareholders of the Funds to the extent required by the Declaration of Trust and by the 1940 Act or rules or regulations promulgated by the Securities and Exchange Commission (“SEC”).

Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations.  To guard against the risk that the Delaware law might not be applied in other states, the Declaration of Trust requires that every written obligation of the Trust or a Fund contain a statement to the effect that shareholders are not personally liable and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

Each Trustee serves until the election and qualification of a successor or until the Trustee sooner dies, resigns, retires or is removed by a vote of two-thirds of the shares outstanding or by action of two-thirds of the Trustees with cause or 80% of the Trustees without cause.  This provision could delay, defer or prevent other entities or persons from acquiring control of the Board of Trustees of the Trust.  In accordance with the 1940 Act, the Trust will hold a shareholders’ meeting for the election of Trustees at such time that (1) less than a majority of the Trustees has been elected by the shareholders or (2) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders.

In the event of liquidation, each of the shares of a Fund is entitled to its pro rata portion of the liquidated Fund’s assets after all debts and expenses of the Fund have been paid.

The Trustees may generally amend the Declaration of Trust without shareholder approval, except that the Trustees may not adopt any amendment changing any rights with respect to shares by reducing the amount payable upon liquidation of the Trust, repealing the limitations or personal liability of any shareholder or Trustee or diminishing or eliminating any voting rights without a shareholder vote.

INVESTMENT POLICIES AND RESTRICTIONS

Each Fund operates under the following fundamental investment restrictions, which, together with each Fund’s investment objective, cannot be changed without the approval of a “majority of the outstanding voting securities,” which is defined in the 1940 Act to mean the lesser of (1) 67% of a Fund’s shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a Fund’s outstanding shares.  All percentage restrictions apply at the time an investment is made and shall not be considered to violate the applicable limitation.  There can be no assurance that a Fund will meet its investment objective.

Each Fund may not:

(1)           act as an underwriter of securities, except insofar as it may be deemed an underwriter in connection with the disposition of portfolio securities;

(2)           purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), except that it reserves freedom of action to hold and sell real estate acquired as a result of the Fund’s ownership of securities;

(3)           purchase or sell physical commodities other than precious metals, provided that the Fund may sell physical commodities acquired as a result of ownership of securities or other instruments.  This restriction shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities;

(4)           make loans to other persons, but this restriction shall not prevent the Fund from (a) lending portfolio securities and (b) entering into repurchase agreements and purchasing debt instruments or interest of indebtedness in accordance with the Fund’s investment objectives and policies to the extent such practices may be deemed loans;

(5)           borrow money, including through reverse repurchase agreements, except as permitted under the 1940 Act and as interpreted by a regulatory authority having jurisdiction from time to time;

(6)           issue any senior security except to the extent permitted under the 1940 Act and as interpreted by a regulatory authority having jurisdiction from time to time; or

(7)           make investments that will result in the concentration (as that term is defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primary engaged in the same industry, except that the Fund may invest less than 25% of its total assets in any one industry and provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities.

With respect to restriction (6), the 1940 Act prohibits a fund from issuing any senior securities, except for certain borrowings (as discussed below).  The SEC staff has broadly interpreted senior security to include any type of transaction with the potential for leverage, including certain futures, options and other derivatives transactions, short sales, the purchase of securities on a when-issued or delayed-delivery basis or similar transactions with leverage potential.  The SEC staff has indicated that transactions with the potential for leverage will not be treated as prohibited senior security issuances if the fund follows certain procedures to prevent losses from the potential leveraged aspect of these transactions.  These procedures generally require the fund to segregate cash or liquid securities equal in value to the fund’s potential exposure from the transaction or to cover the transaction through ownership of the instrument underlying the transaction.

Each Fund is also subject to the following nonfundamental restrictions and policies, which may be changed by the Board without shareholder approval.  Each Fund may not:

(a)           purchase securities of another investment company, except to the extent permitted by the 1940 Act and as interpreted by a regulatory authority having jurisdiction from time to time;

(b)           invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities; or

(c)           pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging or hypothecating may not exceed 33 1/3% of the Fund’s total assets at the time of the borrowing or investment.

With respect to restriction (a), the 1940 Act prohibits a fund from (i) acquiring more than 3% of another investment company’s outstanding shares; (ii) investing more than 5% of its assets in another investment company; and (iii) investing more than 10% of its assets in investment companies in total.  Notwithstanding these limitations, a Fund generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale or redemption or if such fees are paid, the Fund’s Adviser must waive its management fee in an amount necessary to offset the amounts paid. In addition, the SEC staff has granted exemptive orders to certain exchange-traded funds which permit other funds, such as the Funds, to invest in these exchange-traded funds in excess of the 1940 Act limits.

INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS

The following supplements the information contained in the Prospectus concerning the investment objectives, strategies and risks of investing in the Funds.  Except as otherwise stated below or in the Prospectus, a Fund through the Adviser, may invest in the types of investments and use the investment techniques included in this section.

The principal investment objectives, strategies and risks of investing in the Funds in alphabetical order are as follows:

Borrowing.  The Funds may borrow, including through reverse repurchase agreements, to increase their portfolio holdings of securities in efforts to enhance performance (commonly referred to as “leverage”).  Any borrowings for non-temporary purposes shall be from a bank.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires the Funds to maintain continuous asset coverage of not less than 300% with respect to all borrowings, which means that a Fund may borrow up to 33 1/3% of its total assets.  This allows the Funds to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings).  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Funds shall dispose of some of their portfolio holdings within three days (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations in order to reduce the Funds’ debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar policies.  Since substantially all of the Funds’ assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Funds’ agreement with their lender, the asset value per share of the Funds will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Funds did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.  The interest which the Funds must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains.  Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Funds compared with what it would have been without leverage.

Defensive Positions.  The Funds may adopt defensive positions by investing up to 100% of their net assets in positions that are inconsistent with the Funds’ principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  Depending upon economic and market conditions, the Funds may invest a substantial portion of their assets in:

•                  cash or cash equivalents, including money market instruments such as Treasury bills and other short-term obligations of the United States government, its agencies or instrumentalities;

•                  commercial paper; obligations of the U.S. government or its agencies or instrumentalities; and

•                  repurchase agreements.

To the extent a Fund invests defensively, the Fund may not achieve its investment objective.

Derivative Instruments.  The term “derivatives” has been used to identify a range and variety of financial instruments.  In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities.  As is the case with other types of investments, a Fund’s derivative instruments may entail various types and degrees of risk, depending upon the characteristics of the derivative instrument and the Fund’s overall portfolio.

Each Fund may use derivatives for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in the Prospectus.  A Fund may engage in derivative investments for speculative purposes.  A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Adviser to be consistent with the Fund’s overall investment objective and policies.  In making such judgment, the potential benefits and risks will be considered in relation to a Fund’s other portfolio investments.

The types of derivative securities in which certain Funds are permitted to invest include forward commitments, futures contracts, options, and swap agreements.  Their respective policies and risks are described in several separate sections below.  Whenever a Fund is required to establish a segregated account, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account.

Distressed Securities.  Each Fund may invest in distressed securities, which may include companies in bankruptcy, liquidation or those which may be in default on obligations.  Some of the risks involved with distressed securities include legal difficulties and negotiations with creditors and other claimants that are common when dealing with distressed companies.  Because of the relative illiquidity of distressed debt and equity, short sales are difficult, and most funds primarily maintain long positions.  Some relative value trades are possible, where an investor sells short one class of a distressed company’s capital structure and purchases another.  Among the many risks associated with distressed investing are the time lag between when an investment is made and when the value of the investment is realized and the legal and other monitoring costs that are involved in protecting the value of a Fund’s claims.

Equity Securities.  The Funds will invest in equity securities consistent with each Fund’s investment objective and strategies.  An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Equity securities, such as common stocks, represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Please see “Preferred Stock” below.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  Please see “Fixed Income Securities - Convertible Securities” below.

Fixed Income Securities.  Fixed income securities pay interest, dividends or distributions at a specified rate.  The rate may be a fixed percentage of the principal or adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.  Fixed income securities provide more regular income than equity securities.  However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings.  This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price.  A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.  If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following describes various types of fixed income securities in which a Fund may invest:

Below Investment-Grade (High Yield) Debt Securities.  Fixed income securities rated Ba or lower by Moody’s or BB or lower by S&P, frequently referred to as “junk bonds,” are considered to be of poor standing and predominantly speculative.  They generally offer higher yields than higher rated bonds.  Such securities are subject to a substantial degree of credit risk.  Such medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events.  Additionally, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal.  The risks posed by bonds issued under such circumstances are substantial.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing.  Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will ordinarily have a more dramatic effect on the value of these investments than on the values of higher-rated securities.  Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due.  Such changes will, however, affect a Fund’s net asset value per share.

In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities.  However, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future.  Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.  In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing.

The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market’s perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market.  Trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced.  Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds.  There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors.  In periods of reduced market liquidity, high-yield bond prices may become more volatile.

Certificates of Deposit and Bankers’ Acceptances.  A Fund may invest in certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the Federal Deposit Insurance Corporation (“FDIC”), including certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks if they have remaining maturities of 90 days or less.  Investments in certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks involve somewhat different investment risks than those affecting deposits in United States branches of such banks, including the risk of future political or economic developments or government action that would adversely affect payments on deposits.

A Fund may invest in eligible bankers’ acceptances of an FDIC insured bank if such acceptances have remaining maturities of 90 days or less.  Generally, eligible bankers’ acceptances are drafts accepted by institutions upon which the drafts were drawn, which have not more than six months to run, and which grow out of transactions involving the importation, exportation or domestic shipment of goods or are secured at the time of acceptance by documents of title.  A Fund’s investment in repurchase agreements and certificates of deposit and other time deposits of an FDIC insured bank will generally not be insured by any government agency.

Commercial Paper.  Commercial paper is an issuer’s obligation with a maturity of less than nine months.  Companies typically issue commercial paper to pay for current expenditures.  Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper.  If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Convertible Securities.  The Funds may invest in convertible securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock or preferred of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Corporate Debt Securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.  A Fund may also purchase interests in bank loans to companies.  The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.  Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.  For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Demand Instruments.  Demand instruments are corporate debt securities that the issuer must repay upon demand.  Certain demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.

Floating and Variable Rate Notes.  Floating and variable rate notes generally are unsecured obligations issued by financial institutions and other entities.  They typically have a stated maturity of more than one year and an interest rate that changes either at specific intervals or whenever a benchmark rate changes.  The effective maturity of each floating or variable rate note in a Fund’s portfolio will be based on these periodic adjustments.  The interest rate adjustments are designed to help stabilize the note’s price.  While this feature helps protect against a decline in the note’s market price when interest rates rise, it lowers a Fund’s income when interest rates fall.  Of course, a Fund’s income from its floating and variable rate investments also may increase if interest rates rise.

Inflation-Indexed Bonds.  Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation.  Two structures are common.  The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond.  Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future.  U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.  For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%).  If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.  However, the current market value of the bonds is not guaranteed, and will fluctuate.  If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates may decline, leading to an increase in value of inflation-indexed bonds.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics.  The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.  There can be no assurance that the CPI-U or any inflation index will accurately measure the real rate of inflation in the prices of goods and services.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income for federal income tax purposes even though investors do not receive their principal until maturity.

Municipal Securities.  Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; for example, tolls from a toll bridge. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from regular federal income tax.  These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control.  These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking facilities.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Although municipal securities typically bear lower yields than comparable taxable obligations, a Fund may purchase municipal securities which the Adviser believes may provide better value than comparable taxable obligations.  In addition, since the Funds invest globally, a Fund may invest in securities issued by municipalities (e.g., states, provinces and territories) where taxes do not influence their yields.

Payment-In-Kind Securities and STRIPs.  Each Fund may invest in payment-in-kind securities and STRIPs.  Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds.  Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments.  Even though such securities do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on these investments and to distribute the accrued interest income at least annually to shareholders.  Thus, a Fund could be required at times to liquidate other investments to satisfy the distribution requirements for regulated investment companies.  Each Fund may also invest in STRIPs, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities.  Like zero-coupon securities and payment-in kind securities, STRIPs are generally more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

Pooled Vehicles.  Each Fund may invest in debt securities indirectly through pooled products typically organized as trust structures (e.g., TRAINS and TRACERS) and typically sold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”).  TRAINS, TRACERS and similar products contain a basket of debt securities that are designed to provide broad credit exposure in a single product.  The Funds will incur transaction costs associated with such products and may be subject to credit risk of the sponsoring entity.  In addition to the advisory and operational fees the Funds bear directly in connection with their own operations, the Funds would also bear their pro rata portions of the fees such pooled products pay to their trustee and/or sponsor.  To the extent a Fund invests in a pooled vehicle that is an investment company, the Fund would also bear its pro rata portion of the pooled vehicle’s advisory and operational expenses.

Unrated Debt Securities.  A Fund may also invest in unrated debt securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

U.S. Government Securities.  The Funds also may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques the Funds employ, or for liquidity purposes.  U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance.  U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years.  Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.  Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.  While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities depend on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation.  Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. government securities generally varies inversely with changes in market interest rates.  An increase in interest rates, therefore, would generally reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a Fund’s portfolio investments in these securities.

Zero-Coupon Bonds.  Zero-coupon bonds are bonds that do not pay interest at regular intervals and are issued at a discount from face value.  The discount approximates the total amount of interest the bond will accrue from the date of issuance to maturity.  Even though such securities do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on these investments and to distribute the accrued interest income at least annually to shareholders.  Thus, a Fund could be required at times to liquidate other investments to satisfy distribution requirements.

Foreign Securities and Currencies.  The Funds may invest in the securities of foreign issuers listed on foreign securities exchanges or over-the-counter markets, or which are represented by American Depository Receipts and listed on domestic securities exchanges or traded in the United States on over-the-counter markets.

Because the Funds may invest in foreign securities, an investment in the Funds involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers.  Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.  There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  There may be less governmental supervision of securities markets, brokers and issuers of securities.  Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States.  Settlement practices may include delays and may differ from those customary in U.S. markets.  Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.  Finally, there are many differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks compared to the United States.  These differences could negatively impact foreign securities in which the Funds invest.

Foreign securities may be purchased through depository receipts, including American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), Global Depository Receivables (“GDRs”) or other securities convertible into securities of foreign issuers.  These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs may be denominated in other currencies and are designed for use in the European securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  EDRs and GDRs are European receipts evidencing a similar arrangement.  ADR, EDR and GDR depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

ADR facilities may be established as either “unsponsored” or “sponsored.”  While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility.  Holders of unsponsored ADRs generally bear all the costs of such facilities.  The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services.  The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders with respect to the deposited securities.  In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts.

Sponsored ADR facilities are generally created in the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository.  The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders.  With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees).  Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Futures Contracts.  The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities.  Each Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest.  The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge.  Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities.  The Funds may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position.  Such options would have the same strike prices and expiration dates.  The Funds will engage in this strategy only when the Adviser believes it is more advantageous to the Funds than purchasing the futures contract.

The Funds may use futures contracts for the purpose of bona fide hedging, risk management or for speculation.  A Fund’s primary purpose in entering into futures contracts is to protect that Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security.  For example, if a Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases.  If an increase in the market occurs that influences the stock index, as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance.  Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position.  A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund’s exposure to market or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place.  An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written.  Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained.  A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index.  More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract.  Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made.  If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, the Fund realizes a loss.  Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, the Fund realizes a loss.  The transaction costs must also be included in these calculations.  There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.  If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by a Fund upon entering into a futures contract.  Instead, at the inception of a futures contract, a Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value.  Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures broker.  When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk.  In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.  Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written.  Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market.  The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market.  However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  The Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged.  For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls.  These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options on futures contracts and the investments being hedged.  Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there may be increased participation by speculators in the future markets.  This participation also might cause temporary price distortions.  In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

Illiquid Securities.  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and securities such as repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  The Adviser may determine based upon procedures approved by the Board of Trustees that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale.  Pursuant to the procedures approved by the Board of Trustees, the Adviser may determine that commercial paper issued in reliance on the exemption from registration in Section 4(2) of the 1933 Act (“4(2) Paper”)  is liquid if:  (1) the commercial paper is not traded flat or in default as to principal and interest; (2) is rated in one of the two highest rating categories by at least two nationally rated statistical rating organizations (“NRSRO”), or if only one NRSRO rates the security, by that NRSRO, or is determined by the Adviser to be of equivalent quality; and (3) the Adviser considers the trading market for the specific security taking into account all relevant factors.  In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.  A Fund will not knowingly invest more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options and certain restricted securities not determined by the Adviser to be liquid.  If a Fund’s holdings in illiquid securities exceeds 15% of its net assets, the Fund will seek to take prompt steps to reduce its holdings to 15% or less in net assets.

Initial Public Offerings.  The Funds may purchase shares in initial public offerings (IPOs).  Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to the Funds, such as commissions and transaction costs.  By selling shares, the Funds may realize taxable capital gains that they will subsequently distribute to shareholders.  Distributions of net short-term capital gain are taxed as ordinary income for federal income tax purposes.  Investing in IPOs has added risks because their shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Investment in Privately Negotiated Options.  The Funds may also invest in privately negotiated option contracts (each a “Private Option”).  Generally, an option buyer negotiates with a bank or investment bank to buy a Private Option with contract terms that are more flexible than standardized exchange traded options.  Under a Private Option contract, the buyer generally controls the length of the contract, the notional amount, and the asset or basket of securities comprising the reference portfolio that determines the value of the Private Option.

Private Options will generally have a term ranging from 12 to 60 months.  The Funds may buy Private Options that will be based on an asset or a basket of securities (the “Basket”) selected by the Adviser and approved by the counterparty (the “Counterparty”).  The Basket may be comprised of securities that include common and preferred stock, government and private issuer debt (including convertible and non-convertible debt), options and futures contracts, limited partnership interests (including so-called “hedge funds”) and shares of registered investment companies.  During the term of a Private Option, the Adviser expects to have a limited right to modify the notional amount of the Private Option and the assets that comprise the Basket.

As with more traditional options, a Private Option will allow for the use of economic leverage without incurring risk beyond the amount of premium and related fees (the “Premium”) paid for the Private Option.  The Private Option will be structured so that it allows the Funds to benefit from an increase in the value of the Basket without owning the assets that comprise the Basket.  Upon a decline in the value of the Basket, the Funds may lose all or a portion of the Premium paid for the Private Option.

The Funds’ gain or loss may be magnified by writing the Private Option with reference to a much larger notional amount of the Basket than the Premium being paid by the Funds.  At no time will the Funds or their shareholders be exposed to a risk of loss in excess of the Premium.

Upon the termination or expiration of a Private Option, a Fund will be entitled to receive from the Counterparty a cash payment (the “Settlement Price”), which is based on the change in value of the Basket serving as a benchmark for that Private Option.  In no event will a Fund have the right to acquire the assets that comprise the Basket.  The Settlement Price may reflect deductions for fees and an interest-equivalent amount payable to the Counterparty for establishing the Private Option.  The Settlement Price will typically be payable to a Fund within a specified number of business days after termination or expiration of the Private Option.  Any Private Option that does not require payment of the Settlement Price within seven calendar days after termination or expiration or that cannot be terminated by a Fund at any time will be treated as an illiquid asset.

The Counterparty will generally have the right to terminate a Private Option at any time prior to maturity.  If the Basket does not sufficiently increase in value prior to termination or expiration, a Fund may still suffer losses even though the Basket increased in value because of fees and interest-equivalent amounts payable to the Counterparty or because the increase in value of the Basket has been insufficient to trigger a position settlement value.

The Counterparty to each Private Option will be a bank, financial institution, or an entity that is affiliated with either a bank or a financial institution with significant experience in the field of alternative investments.  Each Counterparty will be one determined by the Adviser to be creditworthy.  Neither the Adviser nor the Funds will have any control over any hedging or similar techniques used by the Counterparty to attempt to ensure the Counterparty’s ability to perform under each Private Option.  Likewise, neither the Adviser nor the Funds will have any claim on securities or other property, if any, which may be purchased by the Counterparty in connection with the Private Option.  Should the Counterparty be unable to perform its obligations under a Private Option, then the Fund could lose all or a portion of the Premium and the gain, if any, relating to such Private Option.  The Adviser will determine the liquidity of Private Options pursuant to procedures adopted by the Board of the Trustees.  The liquidity of Private Options will be monitored by the Adviser and if it is determined that a Private Option is not liquid, a Fund’s holding of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its percentage limitation for investments in illiquid securities.

Micro-, Small- and Medium-Sized Companies.  To the extent the Funds invest in the equity securities of small- or medium-size companies, they will be exposed to the risks of small- and medium-sized companies.  Small- and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group.  In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities of small- and medium-sized companies held by the Funds.  As a result, small- and medium-sized companies’ performance can be more volatile.  In addition, small- and medium-capitalized companies face a greater risk of business failure, which could increase the volatility of a Fund’s portfolio.  These risks are intensified for investments in micro-cap companies.

Mortgage-Backed and Asset-Backed Securities

Mortgage-Related Securities.  Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The U.S. government mortgage-backed securities in which a Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac).  Ginnie Mae securities are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.  Fannie Mae securities are guaranteed by Fannie Mae as to timely payment of principal and interest but are not guaranteed by the full faith and credit of the U.S. government.  Freddie Mac securities are guaranteed as to timely payment of interest and may also be guaranteed as to timely payment of principal or full and final payment of principal by Freddie Mac, but are not guaranteed by the full faith and credit of the U.S. government.

Until recently, Fannie Mae and Freddie Mac were “government-related” guarantors (i.e., government-sponsored corporations owned entirely by private stockholders.  Both issued mortgage-related securities that contained guarantees as to timely payment of interest and principal but were not backed by the full faith and credit of the U.S. government.  However, the value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis.  In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans in certain residential areas that Fannie Mae and Freddie Mac could buy, and until 2009, to lend Fannie Mae and Freddie Mac emergency funds and to purchase the entities’ stock.  More recently, in September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship.  The effect that this conservatorship will have on the companies’ debt and equity securities is unclear.

Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

The Funds may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions.  Other types of mortgage-backed securities will likely be developed in the future, and the Funds may so invest as long as the Adviser determines that such investments are consistent with the Funds’ goals and investment policies.

Stripped Mortgage-Backed Securities.  Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities.  The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets.  If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced.  The risk of prepayment also includes the need to reinvest the proceeds in a market with lower interest rates.  In some instances, an investor in an IO may fail to recoup all of the investor’s initial investment, even if the security is guaranteed by the U.S. Government or considered to be of the highest quality.  Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets.  PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other CMOs involve special risks, and evaluating them requires special knowledge.

Asset-Backed Securities.  Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above.  However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements.  Such assets are securitized through the use of trusts or special purpose corporations.  Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.  The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

Special Characteristics of Mortgage-Backed and Asset-Backed Securities.  The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities.  Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time.  Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor and due to any yield retained by the issuer.  Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount.  In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption.  The average life of pass-through pools varies with the maturities of the underlying mortgage loans.  A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages.  Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool.  In the past, a common industry practice has been to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a 12-year average life for the pool.  At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool.  In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities.  Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool.  Changes in the rate or speed of these payments can cause the value of the mortgage-backed securities to fluctuate rapidly.  However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge.  Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities.  CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity.  As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced.  These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Options.  The Funds may use options for speculative or bona fide hedging or risk management purposes.  An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (“strike price” or “exercise price”) at or before a certain time (“expiration date”).  The holder pays the premium at inception and has no further financial obligation.  The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset.  The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset.  The Funds may buy or write (sell) put and call options on assets, such as securities, currencies, futures, financial commodities, and indices of debt and equity securities (“underlying assets”) and enter into closing transactions with respect to such options to terminate an existing position.  Options used by the Funds may include European, American, and Bermuda style options.  If an option is exercisable only at maturity, it is a “European” option; if it is also exercisable prior to maturity, it is an “American” option.  If it is exercisable only at certain times, it is a “Bermuda” option.

The Funds may purchase (buy) and write (sell) put and call options on underlying assets and enter into closing transactions with respect to such options to terminate an existing position.  The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge.  Writing put or call options can enable the Funds to enhance income by reason of the premiums paid by the purchaser of such options.  Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.  However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Funds will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.  All or a portion of any assets used as cover for OTC options written by the Funds would be considered illiquid.  Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option.  However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Funds will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

A Fund may effectively terminate a right or obligation under an option by entering into a closing transaction.  For example, a Fund may terminate an obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.  Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit the Funds to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Funds may purchase or write both exchange-traded and OTC options.  Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between a Fund and the other party to the transaction (“Counterparty”) (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when a Fund purchases or writes an OTC option, it relies on the Counterparty to make or take delivery of the underlying investment upon exercise of the option.  Failure by the Counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Funds’ ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market.  The Funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the Counterparty, or by a transaction in the secondary market if any such market exists.  Although the Funds will enter into OTC options only with Counterparties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Funds will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the Counterparty, a Fund may be unable to close out an OTC option position at any time prior to its expiration.  If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The Funds also may engage in options transactions as described above on securities indices and other financial indices and in so doing may achieve many of the same objectives they would achieve through the sale or purchase of options on individual securities or other instruments.  Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified).  This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value.  The seller of the option is obligated, in return for the premium received, to make delivery of this amount.  The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  Imperfect correlation between the options and securities markets may detract from the effectiveness of any attempted hedging.

Preferred Stock.  The Funds may invest in preferred stocks.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

ReFlow Liquidity Programs.  The Funds may participate in certain programs offered by ReFlow Fund LLC (“ReFlow”), which are designed to provide liquidity sources for mutual funds.  In order to pay cash to shareholders who redeem their shares on a given day, a Fund typically must hold cash in its portfolio, liquidate portfolio securities or borrow money, all of which may impose certain costs (including “opportunity costs”) on the Fund.  Pursuant to ReFlow’s auction program, ReFlow provides participating mutual funds with another source of cash by purchasing shares from a fund equal to the amount of the fund’s net redemptions on a given day.  ReFlow then generally redeems those shares when the fund experiences net sales.  In return for this service, ReFlow charges a fee determined based on a daily auction with other participating mutual funds, which the Adviser has agreed to pay.  ReFlow is prohibited from acquiring more than 3% of the outstanding shares of any Fund.  There is no guarantee that ReFlow will have the cash to purchase shares of a Fund when the Fund experiences net redemptions.

In conjunction with the auction program, ReFlow offers a service whereby ReFlow redeems the fund shares it purchased in connection with the auction program and receives fund portfolio securities rather than cash.  By redeeming ReFlow’s Fund shares in portfolio securities, a Fund may be able to transfer the capital gains associated with those portfolio securities to ReFlow.  However,  pursuant to this service, a Fund would receive cash in the amount at which ReFlow sells the Fund’s portfolio securities, which may be different than the amount at which the Fund is valuing the securities; accordingly, the Fund would bear the loss for any differences between the amounts.

ReFlow also offers client-tailored equitization (“CTE”) which is a total return swap based on a fund’s net asset value.  Under the swap, a Fund would pay ReFlow interest on the Fund’s uninvested cash and in exchange ReFlow would pay the Fund the change in its net asset value (adjusted for management fees) on the uninvested cash.  Like all swaps, a Fund would be subject to counterparty risk, i.e., the risk that ReFlow would be unable to pay the Fund any amounts due.

Repurchase Agreements.  Repurchase agreements are considered to be loans and are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security.  A repurchase agreement involves the obligation of the seller to repurchase the securities at the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Restricted Securities.  The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the 1933 Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the 1933 Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Funds may also purchase certain 4(2) Paper.  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper pursuant to procedures adopted by the Board of Trustees.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Funds might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Securities Lending.  A Fund may seek additional income at times by lending its portfolio securities up to 33 1/3% of its total assets to broker-dealers and financial institutions provided that:  (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed the maximum permitted under the 1940 Act.

Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit.  Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral.  Therefore, a Fund will only enter into such lending after a review by the Adviser of the borrower’s financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower.  Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

Shares of Other Investment Companies.  A Fund may invest up to 25% of its assets in certain shares of other investment companies.  The Funds generally may also invest without limit in money market mutual funds in connection with its management of daily cash positions.  Each Fund currently intends to invest in securities issued by other investment companies to the extent permitted by the restrictions of the 1940 Act and interpretations by the SEC thereunder.  In addition to the advisory and operational fees the Funds bear directly in connection with their own operation, the Funds would also bear their pro rata portions of each other investment company’s advisory and operational expenses.

The Funds’ investment in other investment companies may consist of shares of Exchange-Traded Funds (“ETFs”).  ETFs are derivative securities whose value tracks a well-known securities index or basket of securities.  The Funds’ investments in ETFs are subject to their limitations on investments in other investment companies.  The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  The Funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Unit Investment Trusts (“UITs”).  A UIT is a type of investment company.  Investments in UITs are subject to 1940 Act restrictions limiting a Fund’s acquisition of investment company securities.  Standard and Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market.  SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor’s 500 Composite Stock Price Index.  DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor’s MidCap 400 Index, respectively.

The price of a UIT interest is derived and based upon the securities held by the UIT.  Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks.  Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs.

Interests in UITs are not individually redeemable, except upon termination of the UIT.  To redeem, a Fund must accumulate a certain amount of UIT interests.  The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market.  Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

Warrants.  The Funds may invest in warrants.  A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Non-principal strategies and risks of investing in the Funds are as follows:

Aggressive Investments. Each Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market price of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions.

Emerging Markets.  Each Fund may invest in emerging markets.  The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that a Fund invests in issuers located in less developed and developing nations.  These securities markets are sometimes referred to as “emerging markets.” Investments in securities of issuers located in such countries are speculative and subject to certain special risks.  The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic characteristics of more developed countries.  Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.  Some countries have inhibited the conversion of their currency to another.  The currencies of emerging market countries may experience devaluation relative to the U.S. dollar and such devaluations may adversely affect the value of a Fund’s assets denominated in such currencies.  There is some risk of currency contagion; the devaluation of one currency leading to the devaluation of another.  As one country’s currency experiences “stress,” there is concern that the “stress” may spread to another currency.  Many emerging markets have experienced substantial, and in some periods extremely high rates of inflation for many years.  Continued inflation may adversely affect the economies and securities markets of such countries.  In addition, unanticipated political or social developments may affect the value of a Fund’s investments in these countries and the availability to the Fund of additional investments in these countries.  The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries.  There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.  Based upon the apparent correlation between commodity cycles and a country’s securities markets, additional risk may exist.

Forward Commitments, When-Issued Securities and Delayed Delivery Transactions.  A Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.  Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.  Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if the Adviser deems it appropriate to do so.

A Fund may dispose of or re-negotiate a when-issued or forward commitment after entering into these transactions.  A Fund will normally realize a capital gain or loss in connection with these transactions.

When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments.  In the case of a forward commitment to sell portfolio securities, a Fund will segregate the portfolio securities while the commitment is outstanding.  Whenever a Fund is required to establish a segregated account, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account.  These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

Forward Foreign Currency Exchange Contracts.  Many international equity securities in which a Fund may invest will be traded in foreign currencies.  The Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies.  In addition, a Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures.  A Fund may use such securities for hedging purposes or for speculation.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  By entering into a forward foreign currency exchange contract, a Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract.  As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency into which it will exchange.  Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases.  A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from a Fund’s investment or anticipated investment in securities denominated in foreign currencies.  Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.  In addition, the Funds may enter into these contracts for speculation.  In the case of a forward foreign currency exchange contract, a Fund will segregate cash or liquid securities at least in an amount equal to the contract.  Whenever a Fund is required to establish a segregated account, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account.

A Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.  To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s Adviser.  A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated.  A Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

Private Placements.  The Funds may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws.  Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held.  At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.

While such private placements may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often “restricted securities,” i.e., securities which cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or which are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.  In addition, securities purchased in private placements are generally illiquid.  Please see “Illiquid Securities” and “Restricted Securities” above.

Real Estate Investment Trusts (“REITs”).  Each Fund may invest in REITs.  Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans.  Their value may be affected by changes in the value of the underlying property of the trust, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.  REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for REIT status under the Internal Revenue Code of 1986, as amended (the “Code”), which may result in federal income tax on the REIT, and failing to maintain exempt status under the 1940 Act.  In addition to the advisory and operational fees the Funds bear directly in connection with their own operations, the Funds would also bear their pro rata portions of a REIT’s managerial fees.

Short Sales.  The Funds may employ various hedging techniques, such as short selling in an effort to reduce the risks associated with certain of its investments.  To complete such a transaction, a Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will:  (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position.

Swap Agreements.  The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements and related caps, floors, and collars.  The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return or spread.  The Funds also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Funds anticipate purchasing at a later date.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index exceed a specified rate or amount, or “cap;” floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index falls below a specified level, or “floor;” and collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against movements in interest or values exceeding given minimum or maximum levels.

The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange.  Under most swap agreements entered into by the Funds, the obligations of the parties would be exchanged on a “net basis.”  Consequently, the Funds’ obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement.  A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap Counterparty will be covered by the maintenance of a segregated account consisting of cash and/or other appropriate liquid assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  The swap market has grown substantially in recent years with a large number of banking firms acting as both principals and agents using standardized swap documentation.  As a result, the swap market has become relatively liquid.  Caps, floors and collars are more recent innovations for which standardized documentation has not been fully developed and, accordingly, they are less liquid than swaps.  Moreover, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement Counterparty.  Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements.  The swaps market is largely unregulated.

The Funds will enter swap agreements only with Counterparties that the Adviser reasonably believes are capable of performing under the swap agreements.  If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Additional Derivative Instruments and Strategies.  In addition to the derivative instruments and strategies described above and in the Prospectus, the Adviser expects additional derivative instruments and other hedging or risk management techniques to develop from time to time.  The Adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with the Funds’ investment objective and permitted by the Funds’ investment limitations, operating policies, and applicable regulatory authorities.

MANAGEMENT OF THE TRUST

Trustees and Officers of the Trust

Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees.  The Board is currently comprised of four trustees, three of whom are classified under the 1940 Act as “non-interested” persons of the Trust and are often referred to as “independent trustees.”  Information pertaining to the Trustees and executive officers of the Trust is set forth below.  Except as otherwise noted, the address of each Trustee and officer is 111 Cass Street, Traverse City, Michigan 49684.

Name, Address and Age	Position(s) with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Disinterested Trustees

John S. Oakes Age 65	Chairman and Trustee	Since August 2005	Regional Vice President – Recruiting and Acquistions, Securities America Inc. since 2008; Business Development, First Allied Securities from 2005 to 2008; Financial Search and Consulting LLC since 2003; Senior Vice President, Wells Fargo Private Client Services from 1999 to 2003.	4	Minnesota Association of Personnel Services (association of recruiters; TechCorps (organization providing education and mentorships for high school students through the use of technology).

Name, Address and Age	Position(s) with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Mayeti Gametchu Age 33	Trustee	Since August 2005	Partner, Wolf, Block, Schorr and Solis-Cohen LLP since 2008; Counsel, Wolf, Block, Schoor and Solis-Cohen LLP from 2007 to 2008; Partner, Paragon Law Group, LLP since 2003; Associate, Testa, Hurwitz & Thibeault, LLP from 2001 to 2003.	4	N/A

Daniel R. Sass Age 51	Trustee	Since August 2007	Senior Vice President of Finance, Wells Fargo Corporation since 2007; Vice President of Finance, Wells Fargo Corporation from 1999 to 2007.	4	N/A

Interested Trustee

Paul H. Sutherland(2) Age 53	President and Chief Investment Officer	Since May 2005	Chairman and President of FIM Group since 1984.	4	Trustee, Safe Passage (non-profit organization providing education to children in Guatemala).

Name, Address and Age	Position(s) with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Officers Who Are Not Trustees

Matt Bohrer Age 34	Chief Financial Officer, Treasurer , CCO	Since January 2009	Investment adviser, Financial & Investment Management Group, since June 1997; Chief Operating Officer since April 2006; Chief Compliance Officer since May 2007	N/A	N/A

JoEllen Legg 1290 Broadway, Suite 1100 Denver, Colorado 80203 Age 47	Secretary	Since November 2007

Associate Counsel, ALPS Fund Services, Inc., since October 2007; Senior Counsel, Adelphia Communications Corporation, from 2005 to 2007; Associate Counsel, Patton Boggs LLP, from 2004 to 2005; Associate Counsel, Fried, Frank, Harris, Shriver & Jacobson LLP, from 1998 to 2004.

				N/A	N/A

Benjamin Lowe 1290 Broadway, Suite 1100 Denver, Colorado 80203 Age 30	Assistant Treasurer	Since May 2008	Fund Controller, ALPS Fund Services, Inc. since 2005; Fund Accounting Team Leader, Founders Asset Management, from 2003 to 2005; Senior Fund Accountant, INVESCO, from 2000 to 2003.	N/A	N/A

(1)

Trustees serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees or shareholders, (ii) resignation or death, or (iii) the election and qualification of his or her successor. The Trust’s officers are elected annually by the Board of Trustees.

(2)	“Interested person” of the Trust as defined in the 1940 Act. Mr. Sutherland is considered an “interested person” because of his affiliation with FIM Group, which acts as the Trust’s Adviser.

Board Committees

The Board has three standing committees – an Audit Committee, a Nominating and Governance Committee and a Valuation Committee.  Each committee is described below:

Audit Committee.  The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control systems, as well as, the work of the independent auditors.  The members of the Audit Committee, all of whom are independent trustees, include John Oakes, Mayeti Gametchu and Daniel Sass.  The Audit Committee held four meetings during the fiscal year ended September 30, 2008.

Nominating and Governance Committee.  The Nominating and Governance Committee is primarily responsible for the identification and recommendation of individuals for board membership and for overseeing the administration of the Trust’s Governance Procedures and Guidelines.  The members of the Nominating and Governance Committee, all of whom are independent trustees, include John Oakes, Mayeti Gametchu, and Daniel Sass. Pursuant to the Trust’s Nominating and Governance Committee Charter, shareholders may submit recommendations for Board candidates by sending a resume of the candidate by U.S. Mail to the Secretary of the Trust for the attention of the Chairperson of the Nominating and Governance Committee.  The Nominating and Governance Committee held one meeting during the fiscal year ended September 30, 2008.

Valuation Committee. The Valuation Committee is responsible for determining the value of the Funds’ securities or other assets under the circumstances set forth in the Trust’s Valuation Procedures. John Oakes, independent trustee, serves on the Valuation Committee. Another independent trustee will serve in the place of Mr. Oakes in the event that he is unavailable. The Valuation Committee held twenty-six meetings during the fiscal year ended September 30, 2008.

Trustee Compensation

The Disinterested Trustees of the Trust receive monthly fees of $2,000 ($2,500 for the Chairman of the Board) and $100 for attendance at each special Board or Committee meeting and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend.  (The Audit Committee Chairman receives an annual retainer of $2000.)  The Interested Trustee and officers of the Trust receive no compensation from the Trust.

The table below shows the compensation received from the Trust for the fiscal year ended September 30, 2008

Trustee	Aggregate Compensation Received from the Trust	Pension or Retirement Benefits Accrued (as part of Fund expenses)	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex(1)

Disinterested Trustees
John S. Oakes	$33,000	N/A	N/A	$33,000
Mayeti Gametchu	$24,000	N/A	N/A	$24,000
Daniel R. Sass	$26,000	N/A	N/A	$26,000

Interested Trustee
Paul H. Sutherland	$0	N/A	N/A	$0

(1)	The Fund Complex consists of the Trust, which currently consists of four series.

Share Ownership

Set forth in the table below is the dollar range of shares held in each Fund and the aggregate dollar range of shares in the Trust beneficially owned by each Trustee as of December 31, 2008.

	Dollar Range of Equity Securities in the Funds				Aggregate Dollar Range of Equity Securities in All Registered Investment Companies
			Core	Yield	Overseen by Trustee in
	Growth	Core	Conservative	Income	Family of Investment
Trustee	Fund	Fund	Fund	Fund	Companies

Disinterested Trustees

John S. Oakes	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	$10,001-$50,000
Mayeti Gametchu	$1-$10,000	None	None	None	$1-$10,000
Daniel R. Sass	None	None	None	None	None

Interested Trustees

Paul H. Sutherland(1)	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000

(1)	Includes shares held by the Adviser, of which Mr. Sutherland is the President and controlling shareholder. Also includes Mr. Sutherland’s holdings through FIM Group’s 401(k) plan.

As of December 31, 2008, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Funds.

Code of Ethics

The Trust and the Adviser have each adopted a code of ethics (each, a “Code of Ethics”) under Rule 17j-1 of the 1940 Act.  Each Code of Ethics permits personnel who are subject to the Code of Ethics to make personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements and restrictions set forth in the Code of Ethics.  Each Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients, including the Funds.

The Adviser

FIM Group is the Adviser to each Fund.  FIM Group was founded in 1984 and is located at 111 Cass Street, Traverse City, Michigan 49684.  Paul H. Sutherland is the President and controlling shareholder of FIM Group.  Mr. Sutherland is an employee of FIM Group and a Trustee of the Trust. Mr. Bohrer is an employee of FIM Group and an officer of the Trust.

Pursuant to an investment advisory agreement between the Trust, on behalf of each Fund, and its Adviser (the “Investment Management Agreement”), FIM Group receives a unified management fee based on a percentage of the daily net assets of each Fund.  The amount of the fee is calculated daily and paid monthly in arrears.  Each Fund pays FIM Group a unified management fee of 1.32%. During the fiscal year ended September 30, 2008, the Adviser waived a portion of its management fees.  The investment management fees earned and waived by the Adviser for each Fund for the fiscal year ended September 30, 2008 are set forth below:

Fund	Gross Management Fees Earned by Adviser	Waived Fees	Net Management Fees After Fee Waivers

Utopia Growth Fund	$803,206	$52,546	$750,660
Utopia Core Fund	$1,339,686	$56,946	$1,282,740
Utopia Core Conservative Fund	$1,210,437	$39,877	$1,170,560
Utopia Yield Income Fund	$802,036	$28,033	$774,003

The investment management fees earned and waived by the Adviser for each Fund for the fiscal year ended September 30, 2007, are set forth below:

Fund	Gross Management Fees Earned by Adviser	Waived Fees	Net Management Fees After Fee Waivers

Utopia Growth Fund	$419,015	$48,237	$370,778
Utopia Core Fund	$1,148,732	$127,637	$1,021,095
Utopia Core Conservative Fund	$844,561	$98,146	$746,415
Utopia Yield Income Fund	$358,688	$42,717	$315,971

The investment management fees earned and waived by the Adviser for each Fund for the fiscal year ended September 30, 2006 are set forth below:

Fund	Gross Management Fees Earned by Adviser	Waived Fees	Net Management Fees After Fee Waivers

Utopia Growth Fund	$84,168	$42,774	$41,394
Utopia Core Fund	$272,451	$37,179	$235,272
Utopia Core Conservative Fund	$214,788	$36,794	$177,994
Utopia Yield Income Fund	$84,868	$43,497	$41,371

Out of each Fund’s management fee, FIM Group pays all expenses of managing and operating each Fund except fees and expenses of the independent trustees (including attendance at mutual fund industry conferences, publications, membership fees and related expenses), Fund and independent trustees’ legal counsel fees, insurance for the Funds and the officers and trustees of the Funds, fees of the independent auditors, interest on borrowings and extraordinary expenses.  Extraordinary expenses are unexpected and out of the ordinary and would include, for example, litigation expenses.  FIM Group has agreed to waive its management fee and/or reimburse expenses to the extent necessary to cap each Fund’s expenses at 1.44% of average daily net assets through September 30, 2009. FIM Group also pays any costs of unaffiliated third parties who provide recordkeeping, mutual fund supermarket (e.g., Charles Schwab through its OneSource program) and administrative services to the Funds.

FIM Group’s management fee is designed to pay the Funds’ expenses and to compensate the Adviser for providing services to the Funds.  Out of the profits the Adviser receives from its management fee and from its other advisory clients, the Adviser intends to contribute directly or indirectly to non-profit organizations, financial wellness programs and other programs.

Annually, the Board will review the Investment Management Agreement with respect to each Fund to consider whether the management fee charged is reasonable in relationship to the services rendered in light of all relevant factors.  Except to the extent otherwise permitted by applicable statute, regulation or SEC or SEC staff guidance or interpretation, any material amendment to the Investment Management Agreement, including any proposed increase in a Fund’s management fee, would be submitted for shareholder approval.

Under the Investment Management Agreement, FIM Group is responsible for (i) managing the investment and reinvestment of the assets of the Funds, (ii) administering the Trust’s affairs, and (iii) providing the Trust with physical facilities and personnel required to carry on the business of each Fund.  The Adviser shall discharge the foregoing responsibilities subject to the control of the officers and the Board of Trustees and in compliance with the objectives, policies and limitations set forth in the Trust’s then effective prospectus and SAI.

Additionally, under the Investment Management Agreement, FIM Group is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Investment Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

Portfolio Management

Suzanne D. Stepan is responsible for the management of each Fund of the Trust and other accounts.  As of September 30, 2008, the information on the other accounts she manages is as follows:

Type of Accounts	Number	Total Assets	Number that Charged Performance Fee	Total Assets Charged Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	40	0	$0
Other Advisory Accounts	2,761	$529,342,791	0	$0

Zachary P. Liggett is responsible for the management of each Fund of the Trust and other accounts.  As of September 30, 2008, the information on the other accounts he manages is as follows:

Type of Accounts	Number	Total Assets	Number that Charged Performance Fee	Total Assets Charged Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Advisory Accounts	2,761	$529,342,791	0	$0

Paul H. Sutherland is responsible for the management of each Fund of the Trust and other accounts.  As of September 30, 2008, the information on the other accounts he manages is as follows:

Type of Accounts	Number	Total Assets	Number that Charged Performance Fee	Total Assets Charged Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Advisory Accounts	2,761	$529,342,791	0	$0

Material Conflicts of Interest.  The portfolio managers for each Fund manage multiple accounts, including the Funds.  The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account.  Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.  A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund.  The Adviser has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts and clients, including among others, policies and procedures relating to the allocation of investment opportunities and aggregation of trades.  There is no assurance that such policies and procedures will adequately address such conflicts.

The Adviser has established allocation procedures that seek to equitably allocate portfolio transactions among the Funds and other clients whenever concurrent decisions are made to purchase or sell securities by the Funds and other client accounts.  In making such allocations between the Funds and others, the main factors to be considered include the respective investment objectives of the Funds and other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of positions generally held.  In some cases, these procedures could have an adverse effect on the Funds.  As a result, allocations below the guidelines (as are set by the Adviser’s investment committee from time to time) are allocated to the Funds before the Adviser’s other clients.  In the opinion of the Adviser, the results of its allocation procedures will generally be in the best interests of each of its clients, including the Funds.

When the Adviser buys or sells the same security for two or more accounts, including the Fund, the Adviser may place concurrent orders with a single broker to be executed as a single, aggregated block.

Clients participating in a block order will receive the same execution price and, to the extent possible, will be charged the same commission rate.

Portfolio Manager Compensation.  Ms. Stepan and Mr. Liggett, portfolio managers of the Funds, are compensated by the Adviser on an annual basis through a fixed salary and a nominal discretionary year-end bonus based on the performance of the Adviser for the year.  The fixed salary is generally based on comparable salaries paid in the investment management industry.  Such compensation is paid in cash.  Portfolio manager compensation is not based on Fund or advisory account performance or the value of Fund or advisory account assets.  This compensation structure relates to all accounts the portfolio managers manage, including the Funds.

Mr. Sutherland, controlling shareholder and President of the Adviser and a portfolio manager of the Funds, is compensated by the Adviser through a fixed salary and periodic bonus payments during the course of the year.  Such compensation is paid in cash.  His compensation is not based on Fund or advisory account performance or the value of Fund or advisory account assets.  This compensation structure related to all accounts Mr. Sutherland manages, including the Funds.

Ownership of Securities.  The table below shows the range of shares in each Fund beneficially owned by each portfolio manager as of September 30, 2008.

Name	Growth Fund	Core Fund	Core Conservative Fund	Yield Income Fund
Suzanne D. Stepan(1)	$100,001-$500,000	None	None	None
Zachary P. Liggett(1)	$100,001-$500,000	None	None	None
Paul H. Sutherland(1)(2)	$100,001-$500,000	$100,001-$500,000	$100,001-$500,000	$100,001-$500,000

(1)	Includes shares held through the Adviser’s 401(k) plan.
(2)	Includes shares held by the Adviser, of which Mr. Sutherland is the President and controlling shareholder.

ADMINISTRATOR AND FUND ACCOUNTANT

ALPS Fund Services, Inc. (“ALPS”), 1290 Broadway, Suite 1100, Denver, Colorado 80203 serves as administrator and fund accountant pursuant to a Fund Accounting and Administration Agreement with the Trust.  As such, ALPS provides all necessary bookkeeping, shareholder recordkeeping services and share transfer services to the Funds.  ALPS also provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.  As compensation for services performed under the Fund Accounting and Administration Agreement, ALPS receives a fee, payable monthly.  The fee ALPS receives is paid out of the Adviser’s unified management fee. The following table shows the total fees paid to ALPS by the Adviser on behalf of each Fund for the fiscal years ended September 30, 2008, 2007 and 2006:

Fund	2008 Fees	2007 Fees	2006 Fees
Utopia Growth Fund	$54,070	$40,579	$27,436
Utopia Core Fund	$90,357	$115,295	$77,178
Utopia Conservative Fund	$81,612	$84,755	$65,216
Utopia Yield Income Fund	$53,962	$35,620	$28,920

TRANSFER AGENT

ALPS also serves as transfer agent and dividend disbursing agent to the Trust pursuant to a Transfer Agent and Service Agreement with the Trust.  Under the Transfer and Service Agent Agreement, ALPS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to:  (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of each Fund’s shares sold in each state. ALPS receives a transfer agent fee, which is payable on a monthly basis and is paid out of the Adviser’s unified management fee.

DISTRIBUTOR

ALPS Distributors, Inc. (the “Distributor”), 1290 Broadway, Suite 1100, Denver, Colorado 80203 serves as the principal distributor for the shares of each Fund pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”).  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”).  The offering of the Fund’s shares is continuous.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.  JoEllen Legg and Benjamin Lowe, officers of the Trust, are also employees of the Distributor and/or ALPS Funds Services, Inc., an affiliate of the Distributor.

The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval. The Distributor is paid by the Adviser.

The Distribution Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its assignment.

OTHER SERVICE PROVIDERS

Custodian

The Northern Trust Company (“Northern Trust”), 50 South LaSalle Street, Chicago, Illinois 60675 serves as Custodian of the Funds’ assets.  As Custodian, Northern Trust holds all of the securities and cash owned by the Funds.  The Custodian takes no part in determining the investment policies of a Fund or in deciding which securities are purchased or sold by a Fund.  The Custodian is paid by the Adviser on a monthly basis out of the Adviser’s unified management fee.

Independent Registered Public Accounting Firm

The independent registered public accounting firm (the “Auditor”) for the Funds is Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60606.  The Auditor audits and reports on each Fund’s annual financial statements, reviews certain regulatory reports and each Fund’s federal income tax returns, and performs other professional accounting, auditing, tax and advisory services when pre-approved by the Trust’s Audit Committee and engaged to do so by the Trust.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

The Adviser is responsible for decisions to buy and sell securities for the Funds, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions.  In placing trades for a Fund, the Adviser will follow the Adviser’s policy of seeking best execution of orders.  Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission.  In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker.  Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

The Adviser attempts to obtain the best overall price and most favorable execution of transactions in portfolio securities.  However, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if the Adviser determines in good faith, and after a periodic review, that the commission paid was reasonable in relation to the full range of brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm’s overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion.  The determinative factor is whether the commissions represent the best qualitative execution services for the Funds.  In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer’s reliability, the quality of its execution services on a continuing basis and its financial condition.

It is possible that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Funds to their customers.  However, the Adviser does not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

The brokerage commissions paid by each Fund during the fiscal years ended September 30, 2008, 2007 and 2006 are set forth below:

Fund	2008 Brokerage Commissions(1)	2007 Brokerage Commissions	2006 Brokerage Commissions
Utopia Growth Fund	$446,936	$159,103	$27,436
Utopia Core Fund	$486,198	$271,975	$77,178
Utopia Core Conservative Fund	$322,155	$156,030	$65,216
Utopia Yield Income Fund	$183,890	$54,236	$28,920

(1) All brokerage commissions paid during the fiscal year ended September 30, 2008 were paid to brokers who provided research services.  During the fiscal year ended September 30, 2008, the total amount of securities transactions on which the Growth Fund, Core Fund, Core Conservative Fund and Yield Income Fund paid brokerage commissions were $158,449,181, $233,509,658, $308,433,311, and $265,019,902, respectively.

The Adviser effects portfolios transactions for the Funds and other advisory accounts managed by the Adviser which may make investments in the same type of instruments or securities as the Funds at the same time as the Funds.  Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Adviser in servicing all of its respective accounts; not all such services may be used in connection with the Funds.  The term “research services” may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities;  the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts.  The Adviser has established allocation procedures that seek to equitably allocate portfolio transactions among the Funds and other clients whenever concurrent decisions are made to purchase or sell securities by the Funds and other client accounts.  In making such allocations between the Funds and others, the main factors to be considered include the respective investment objectives of the Funds and other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of positions generally held.  In some cases, these procedures could have an adverse effect on the Funds.  As a result, allocations below certain dollar thresholds (as are set by the Adviser’s investment committee from time to time) are allocated to the Funds before the Adviser’s other clients.  In the opinion of the Adviser, the results of its allocation procedures will generally be in the best interests of each its clients, including the Funds.

When the Adviser buys or sells the same security for two or more accounts, including a Fund, the Adviser may place concurrent orders with a single broker to be executed as a single, aggregated block.  Clients participating in a block order will receive the same execution price and, to the extent possible, will be charged the same commission rate.

As of September 30, 2008, the following Funds owned securities of their regular brokers or dealers, as defined in Rule 10b-1 under the 1940 Act, with the following market values:

	Broker Dealer	Market Value (000’s)
Utopia Growth Fund	Northern Trust Company	$996

Utopia Core Fund	Northern Trust Company	1,503

Utopia Core Conservative Fund	Northern Trust Company	853
	Charles Schwab & Co., Inc.	454

Utopia Yield Income Fund	Charles Schwab & Co., Inc.	504

Portfolio Turnover.  The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.  The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable federal income tax treatment.  In any event, a Fund’s portfolio turnover rate is generally not expected to exceed 100% under normal market conditions.  However, each Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund’s investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold.  A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs.  To the extent that net long-term capital gains are realized, distributions derived from such gains are generally treated as capital gain dividends for federal income tax purposes.

SHAREHOLDER INFORMATION

The following information supplements the section in the Funds’ Prospectus captioned “Shareholder Information.”

Voting Rights

Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund.  Shares of a Fund participate equally in regard to dividends, distributions and liquidations.  On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

Redemptions-In-Kind

Under unusual circumstances, redemption proceeds may be paid in whole or in part in securities rather than in cash.  You will bear market risks until you sell the securities acquired as a result of a redemption-in-kind.  To the extent you receive illiquid securities as a result of a redemption-in-kind, it may be difficult for you to sell these securities both at the desired price and within the desired time period.  The receipt of redemption proceeds will be a taxable event to you for federal income tax purposes regardless of whether you receive cash or securities.  The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem Fund shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder of record.

Net Asset Value

The Funds are offered at their net asset value, as described below.  Each Fund’s net asset value per share (“NAV”) is calculated as of the close of regular trading of the New York Stock Exchange (the “Exchange”) each day the Exchange is open for business.  The Exchange usually closes at 4:00 p.m. Eastern time.  The Exchange typically observes the following holidays:  New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Although the Funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.  For additional information regarding those days the Exchange is closed, please visit its website at www.nyse.com.

Each Fund’s NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding.  Expenses and interest earned on portfolio securities are accrued daily.

When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the U.S. dollar equivalents at the prevailing market rates.  Trading in securities on exchanges and over-the-counter markets in Europe and Asia is normally completed at various times prior to the current closing time of the Exchange.  Trading on foreign exchanges may not take place on every day that the Exchange is open.  Conversely, trading in various foreign markets may take place on days when the Exchange is not open and on other days when a Fund’s NAV is not calculated.  Consequently, calculation of the net asset value for a Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by a Fund may be significantly affected on days when shares are not available for purchase or redemption.

Foreign Equity Securities.  Foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade.  The Funds’ accounting services provider will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of regular trading on the Exchange.  The Funds’ valuation procedures set forth certain triggers which instruct the accounting services provider when to use the fair valuation model.  The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees.  In such a case, a Fund’s value for a security may be different from the last sale price (or the latest bid price).

Domestic Equity Securities.  The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Fixed-Income Securities.  Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  The value assigned to a security by a pricing service is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees.  There is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Money market instruments purchased with an original or remaining maturity of 60 days or less, whichever is smaller, maturity at par, are valued at amortized cost.

Other Securities and Assets.  Other securities, and all other assets, including securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when net asset value is computed, are valued at a fair value as determined in good faith by the Board of Trustees, or under the direction of the Board of Trustees, and in accordance with the Funds’ valuation procedures or by the Funds’ pricing committee (which is comprised of employees of the Adviser) and/or the Board’s Valuation Committee under the supervision of the Board of Trustees and in accordance with the Funds’ valuation procedures.  The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

FEDERAL INCOME TAX MATTERS

The following is intended to be a general summary of certain federal income tax consequences of investing in the Funds.  It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors.  Except as discussed in the section entitled “Other Taxation,” this discussion generally applies only to shareholders who are “U.S. holders” for federal income tax purposes.  You will be a U.S. holder if you are an individual who is a citizen or resident of the United States, a U.S. domestic corporation, or any other person that is subject to U.S. federal income tax on a net income basis in respect of an investment in a Fund’s shares.  This summary pertains only to U.S. holders who hold a Fund’s shares as a capital asset.  It does not address considerations that may be relevant to you if you are an investor that is subject to special tax rules, such as a financial institution, insurance company, regulated investment company, REIT, investor in pass-through entities, shareholder whose “functional currency” is not the United States dollar, tax-exempt organization, dealer or trader in securities or currencies, person who holds a Fund’s shares in a qualified tax deferred account such as an IRA, or person that will hold a Fund’s shares as a position in a “straddle,” “hedge” or as part of a “constructive sale” for federal income tax purposes.  In addition, this discussion does not address the application of the U.S. federal alternative minimum tax.

This summary is based on the provisions of the Code, the applicable Treasury Regulations promulgated thereunder, judicial authority and current administrative rulings, as in effect on the date of this SAI, all of which may change.  Any change could apply retroactively and could affect the continued validity of this summary.  INVESTORS ARE THEREFORE ADVISED TO CONSULT WITH THEIR OWN TAX ADVISERS BEFORE MAKING AN INVESTMENT IN A FUND.

Federal Income Tax Treatment of the Funds

Each Fund has qualified and elected to be taxed as a regulated investment company under Subchapter M of the Code, and intends to continue to qualify under those provisions each year.  To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stocks, securities or currencies, and net income derived from interests in qualified publicly traded partnerships; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of each Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater in value than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies), the securities of two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

As a regulated investment company, in any taxable year with respect to which a Fund distributes at least 90% of its investment company taxable income (as that term is defined in the Code, without regard to the deduction for dividends paid), the Fund (but not its shareholders) generally will be relieved of U.S. federal income taxation on its investment company taxable income and net capital gain (i.e., the Fund’s net long-term capital gain in excess of the sum of its net short-term capital loss for the current year and capital loss carryovers from prior years) if any, that it distributes to shareholders.  However, a Fund will be subject to federal income tax (currently imposed at a maximum federal rate of 35%) on any undistributed investment company taxable income and net capital gain.  Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and net capital gain.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are also subject to a nondeductible 4% federal excise tax payable by a Fund.  To prevent imposition of this tax, each Fund must distribute, or be deemed to have distributed, during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years.  For this purpose, any income or gain retained by a Fund that is subject to corporate federal income tax will be considered to have been distributed by year-end.  To prevent application of this excise tax, each Fund intends to make distributions to satisfy the calendar year distribution requirement.  Compliance with the calendar year distribution requirement may limit the extent to which the Funds will be able to retain their net capital gain for investment.

If in any taxable year a Fund fails to qualify as a regulated investment company under the Code, the Fund will be taxed in the same manner as a regular corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.  In the event of a failure to qualify as a regulated investment company, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, will constitute dividends, which will generally be eligible for the dividends received deduction available to corporate shareholders under section 243 of the Code (the “Dividends Received Deduction”), and individual and other noncorporate shareholders of the Fund would generally be able to treat such dividends as “qualified dividend income” eligible for reduced rates of federal income taxation in taxable years beginning on or before December 31, 2010.

Since the Funds may invest in securities of non-U.S. issuers, the Funds’ income from such securities may be subject to non-U.S. taxes.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.  If a Fund purchases shares in certain foreign investment entities, called passive foreign investment companies (“PFICs”), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” received from such PFICs or gain from the disposition of such shares, each of which will be treated as ordinary income, even if such income is distributed as a taxable dividend by the Fund to its shareholders.  Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.  Elections may be available to a Fund to mitigate the effect of this tax, but such elections generally accelerate the recognition of income without the receipt of cash.  This might prevent a Fund from distributing 90% of its investment company taxable income as is required in order to qualify as a regulated investment company, or might prevent the Fund from distributing enough ordinary income and capital gain net income to avoid completely the imposition of the excise tax.  To avoid this result, a Fund may be required to borrow money or dispose of securities under disadvantageous circumstances to generate enough cash to be able to satisfy the distribution requirements under the Code.

Under section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss.  Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also generally treated as ordinary income or loss.

The Funds may invest in certain pay-in-kind securities, zero coupon securities, deferred interest securities or other securities with original issue discount.  In such a case, the applicable Fund would accrue income on such investments (and investments with market discount if the Fund elects to include market discount in income currently) for each taxable year, which generally will be prior to the receipt of the corresponding cash payments.  However, such Fund must distribute, at least annually, all or substantially all of its investment company taxable income, including such accrued income, to shareholders to avoid U.S. federal income and excise taxes.  Therefore, such Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the distribution requirements under the Code.

A Fund may acquire market discount bonds.  A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond).  If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues as discussed above.

Certain of the Funds’ investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert tax-advantaged, long-term capital gains and qualified dividend income into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the timing as to when a purchase or sale of stock or securities is deemed to occur, and (vi) adversely alter the characterization of certain complex financial transactions.  Each Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions, if possible.

A Fund’s transactions in broad-based equity index futures contracts, exchange-traded options on such indices and certain other futures contracts are generally considered “Section 1256 contracts” for federal income tax purposes.  Any unrealized gains or losses on such Section 1256 contracts are treated as though they were realized at the end of each taxable year.  The resulting gain or loss is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss.  Gain or loss recognized on actual sales of Section 1256 contracts is treated in the same manner.  As noted below, distributions of net short-term capital gain are taxable to shareholders as ordinary income while distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held shares of the Fund.

A Fund’s entry into a short sale-transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

The Funds may invest in preferred securities, convertible securities, securities that are below investment grade or other types of securities, the federal income tax treatment of which is uncertain or subject to recharacterization by the Internal Revenue Service.  To the extent the federal income tax treatment of such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Federal Income Tax Treatment of Shareholders

The income of each Fund will consist of net investment income and may also consist of net capital gain.  Distributions of a Fund’s net investment income and net capital gain to shareholders will generally constitute dividends to the extent of the Fund’s current or accumulated earnings and profits, as calculated for federal income tax purposes.  Except in the case of capital gain dividends and qualified dividend income, such dividends will generally be taxable for federal income tax purposes at ordinary income tax rates.  Distributions in excess of a Fund’s earnings and profits, if any, will first reduce a shareholder’s adjusted tax basis in his or her shares and, after the adjusted tax basis is reduced to zero, will constitute capital gain.  A portion of a Fund’s distributions may qualify for the Dividends Received Deduction or for the reduced rates of federal income taxation (i.e., the long-term capital gains rate) for qualified dividend income currently available to individual and other noncorporate shareholders under section 1(h)(11) of the Code.  Distributions designated by a Fund as derived from net capital gain, if any, are also taxable to shareholders at rates applicable to long-term capital gains, regardless of the length of time a shareholder has held shares of the Fund.  Although the Funds may invest in municipal securities, it is not anticipated that any of the Funds will be eligible to pay exempt-interest dividends to their shareholders.

For taxable years beginning on or before December 31, 2010, the maximum federal income tax rate applicable to long-term capital gains for individual and other noncorporate shareholders has been reduced to 15%.  Without further legislation, this reduced tax rate will lapse and the previous higher tax rates will be reinstated for taxable years beginning on or after January 1, 2011.

In order for dividends received by a Fund shareholder to be treated as “qualified dividend income,” the Fund must meet certain holding period and other requirements with respect to such dividend paying stocks in its portfolio and the shareholder must also meet holding period and other requirements with respect to such shareholder’s Fund shares.  A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for 60 days or less during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated for its current or preceding taxable year as a PFIC.

Dividends received by corporate shareholders of the Fund are also subject to holding period requirements at the shareholder and Fund levels in order to qualify for the Dividends Received Deduction.  In addition, dividends received by a Fund from foreign corporations will generally not be eligible for the Dividends Received Deduction when distributed to corporate shareholders of the Fund.

If more than 50% of the value of a Fund’s total assets at the close of any taxable year consists of stock or securities in foreign corporations, and such Fund distributes at least 90% of its investment company taxable income and net tax exempt interest, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund, even though not actually received by the shareholders, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their U.S. federal taxable income, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income tax liability.  Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by such Fund, although such shareholders will be required to include their share of such taxes in gross income.

Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders.  Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes.  Each year, the Funds will notify their respective shareholders of the amount of each shareholder’s pro rata share of foreign income taxes paid by such Fund, if the Fund qualifies to pass along such credit.  If a Fund does not make such an election, the net investment income of that particular Fund will be reduced by, and its shareholders will not be able to deduct their pro rata share of, foreign taxes paid by the Fund.

Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December with a record date in such months, and paid in January of the following year, will be treated as having been distributed by a Fund and received by the shareholders on December 31 of the year in which the dividend was declared.  In addition, solely for the purpose of satisfying the 90% distribution requirement and the distribution requirement for avoiding federal income tax, certain distributions made after the close of a taxable year of a Fund may be “spilled back” and treated as paid during such taxable year.  In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

Each Fund will notify its shareholders of the source and federal income tax status of all dividends and distributions shortly after the close of each calendar year.

Redemption of Shares of a Fund

A redemption (including a redemption by a Fund resulting from liquidation of a Fund), if any, of all a Fund’s shares actually and constructively held by a shareholder generally will give rise to capital gain or loss under section 302(b) of the Code equal to the difference between the amount received for such shares and the adjusted tax basis in the shares redeemed.  Other redemptions may also give rise to capital gain or loss, if several conditions imposed by section 302(b) of the Code are satisfied.  Any loss realized on a redemption will be disallowed to the extent that substantially identical stock or securities are reacquired within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized upon a taxable disposition of a Fund’s shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received (or deemed received) with respect to such shares.

Regulations on “Reportable Transactions”

Treasury Regulations provide that if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more in a single taxable year (or $4 million or more in any combination of taxable years) for shareholders who are individuals, S corporations or trusts, or $10 million or more in a single taxable year (or $20 million or more in any combination of taxable years) for a corporate shareholder, such shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted.  Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their particular circumstances.

Backup Withholding

Each Fund may be required to withhold for U.S. federal income purposes a portion of all distributions (including redemption proceeds) payable to a shareholder who fails to provide such Fund with his, her or its correct taxpayer identification number or who fails to make required certifications, or if the Fund or a shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding.  Certain corporate and other shareholders specified in the Code are exempt from such backup withholding.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against such shareholder’s U.S. federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

Other Taxation

Non-U.S. shareholders, including shareholders who, with respect to the United States, are nonresident alien individuals, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or, provided the Fund receives certain certifications from such non-U.S. shareholder, such lower rates as may be prescribed by an applicable treaty.  However, effective for taxable years of a Fund beginning before January 1, 2008, a Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. person with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund.

INVESTORS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISORS WITH RESPECT TO THE APPLICATION OF THE ABOVE-DESCRIBED GENERAL FEDERAL INCOME TAX RULES TO THEIR OWN CIRCUMSTANCES AND WITH RESPECT TO OTHER FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES TO THEM BEFORE MAKING AN INVESTMENT IN SHARES OF A FUND.

OTHER INFORMATION

Disclosure of Portfolio Holdings

In the discretion of the Adviser, the Funds, or their duly authorized service providers, may publicly disclose all holdings of the Funds, or a subset thereof, on the Funds’ website, www.utopiafunds.com. as of the end of the month. Any such monthly portfolio holdings information will generally be posted within fifteen days after month-end and shall be deemed publicly available on the next day after it is posted. Portfolio holdings information may be made available to investors and to rating agencies and companies that collect information about mutual funds (such as Morningstar, S&P and Lipper Analytical Services) only after its public disclosure.

The Trust’s policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information to be shared with the Trust’s service providers, because such parties generally need or may need access to such information in the performance of their duties and responsibilities.  The parties who have access to nonpublic portfolio holdings on a daily and ongoing basis include the Trust’s Adviser, administrator and fund accountant, custodian and pricing services.  The Trust’s independent public accountants, attorneys and trustees have access to nonpublic portfolio holdings on an as needed basis.  In addition, the Funds’ portfolio holdings may be discussed with broker/dealers for the purpose of analyzing or trading such securities.  Such parties are subject to duties of confidentiality, including a duty not to trade on nonpublic information.  These duties arise from the service provider’s agreement or by virtue of the party’s relationship with the Trust.  For example, the Trust’s attorneys have ethical obligations (including duties of confidentiality) under state law and the trustees have certain duties of confidentiality, including a duty not to trade, under the Trust’s code of ethics.  To the extent any of these duties are deemed not to extend to the Funds’ portfolio holdings or to the extent a party were to violate a duty of confidentiality, a Fund could be harmed if the party used the portfolio information to trade against the Fund or otherwise used the information in a way that harmed the Fund.

Nonpublic portfolio holdings information may also be disclosed by the Funds or the Adviser to third parties other than those described above, provided that (i) the Trust’s Chief Compliance Officer makes a good faith determination that the Fund has a legitimate business purpose to provide the information and the disclosure is in the Fund’s best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement which includes a duty not to trade on the nonpublic information; and (iv) the Chief Compliance Officer of the Trust approves of the disclosure.  These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the Trust’s website.  Currently, there are no arrangements to which these conditions apply.

No compensation or other consideration is received by the Trust or the Adviser or any affiliates of the Trust or the Adviser for disclosure of portfolio holdings information.  The Chief Compliance Officer provides the Board of Trustees with quarterly reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter, as well as periodic reports of any material issues arising under such policies and procedures.  The Chief Compliance Officer is responsible for monitoring compliance with these procedures, including requesting information from service providers.

The Funds disclose their portfolio holdings to the extent required by law.

Control Persons and Principal Holders of Securities

Listed below are the names and addresses of those shareholders who, as of December 31, 2008, owned of record or beneficially 5% or more of the shares of the Funds. Shareholders who have the power to vote a large percentage of shares (at least 25%) of a particular Fund could affect the outcome of a shareholders meeting or the direction of management of a Fund.

Utopia Growth Fund

Name & Address of Shareholder	Type of Ownership	Percentage of Fund

Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	Record	89.23%

Financial & Investment Management Group, Ltd. 401k & PSP 111 Cass Street Traverse City MI 49684	Record	14.76%

Michael & Joanna Laraway PP 410 E. Ludington Ave Ludington MI 49431	Record	6.38%

Utopia Core Fund

Name & Address of Shareholder	Type of Ownership	Percentage of Fund

Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	Record	85.69%

TD Ameritrade Clearing, Inc. 1005 North Ameritrade Place Bellevue, NE 68005	Record	7.64%

Utopia Core Conservative Fund

Name & Address of Shareholder	Type of Ownership	Percentage of Fund

Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	Record	96.24%

Utopia Yield Income Fund

Name & Address of Shareholder	Type of Ownership	Percentage of Fund

Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	Record	85.16%

National Financial Services LLC 200 Seaport Blvd Mail Zone L10C Boston, MA 02110	Record	11.52%

FMT CO CUST IRA ROLLOVER FBO Orville Morlling 1220 Johnson St Onalaska, WI 54650	Record	6.13%

Legal Counsel

Vedder Price, P.C., located at 222 North LaSalle Street, Chicago, Illinois 60601, acts as legal counsel to the Trust and the independent trustees.

Shareholder Reports

Semiannual reports are furnished to shareholders, and annually such reports are audited by the Auditor.

Proxy Voting

The Board of Trustees has delegated proxy voting authority to the Adviser, who has agreed to vote the Funds’ proxies according to the Adviser’s proxy voting policies and procedures (“Proxy Voting Policies and Procedures”).

The Adviser’s Proxy Voting Policies and Procedures are designed to ensure that proxies are voted in the best interests of clients, including the Funds.  In general, proxies will be voted in a manner designed to maximize the value of client investments.  In evaluating a particular proxy proposal, the Adviser will take into consideration, among other things, the period of time over which the voting shares of the company are expected to be held, the size of the position, the costs involved in the proxy proposal and the existing governance documents of the affected company, as well as its management and operations.  Proxy proposals that change the existing status of a company will be reviewed to evaluate the desirability of the change, and to determine the benefits to the company and its shareholders, but the

Adviser’s primary objective is always to protect and enhance the economic interests of its clients.  Generally, it is the Adviser’s policy to vote in accordance with management’s recommendations on most issues since the capability of management is one of the criteria used by the Adviser in selecting stocks.

When the Adviser believes management is acting on its own behalf, instead of on behalf of the well-being of the company and its shareholders, or when the Adviser believes that management is acting in a manner that is adverse to the rights of the company’s shareholders, the Adviser will take steps to represent the interests of its clients and, as a result, may elect to vote against management’s recommendations.  In situations where the Adviser is extremely displeased with management’s performance, it may withhold votes or vote against management’s slate of directors and other management proposals as a means of communicating its dissatisfaction.  This occasion most often develops when the Adviser believes that management has displayed an inability or lack of interest in moving the company toward achieving its potential and that a message needs to be sent that the company’s shareholders are not satisfied with the status quo.

The Adviser recognizes that the activity or inactivity of a company with respect to matters of social, political or environmental concern may have an effect upon the economic success of the company and the value of its securities.  However, the Adviser does not consider it appropriate, or in the interests of its clients, to impose its own moral standards on others.  Therefore, it normally supports management’s position on matters of social, political or environmental concern, except where it believes that a different position would be in the economic interests of company shareholders.

In evaluating a proxy proposal, the President of the Adviser (who is also the President and a Trustee of the Trust and one of the portfolio managers of the Funds), or his designee, is responsible for considering whether there is any circumstances that may give rise to a conflict of interest on the part of the Adviser in connection with voting client proxies either because of a business relationship between the Adviser and the company or otherwise.  All proxy proposals are voted on an individual basis.  When a conflict exists, the Adviser will vote according to the recommendation of an unaffiliated third party.  The Adviser will not refrain from voting proxies just because a conflict exists because the Adviser has a fiduciary duty to take action on all proxies.

Information regarding how the Funds voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is disclosed in the Trust’s most recently filed report on Form N-PX and is available without charge on the Trust’s website at www.utopiafunds.com and on the SEC’s website at www.sec.gov.

FINANCIAL STATEMENTS

The financial statements of the Funds for the fiscal year ended September 30, 2008 appearing in the Annual Report to Shareholders have been audited by Deloitte & Touche LLP, the Funds’ independent registered public accounting firm. The financial statements and notes thereto in such Annual Report are incorporated by reference into this SAI.

UTOPIA FUNDS

PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1)	Declaration of Trust dated May 23, 2005 incorporated by reference from Registrant’s Form N-1A as filed with the Commission on August 19, 2005.

(a)(2)	Amendment to Declaration of Trust dated November 18, 2005 incorporated by reference from Registrant’s Pre-Effective Amendment No. 1 as filed with the Commission on November 18, 2005.

(a)(3)	Amendment to Declaration of Trust dated December 14, 2005 incorporated by reference from Registrant’s Pre-Effective Amendment No. 2 as filed with the Commission on December 16, 2005.

(b)	By-Laws of Registrant incorporated by reference from Registrant’s Form N-1A as filed with the Commission on August 19, 2005.

(c)	None.

(d)

Investment Management Agreement between Financial & Investment Management Group, Ltd. (the “Investment Adviser”) and Registrant incorporated by reference from Registrant’s Post-Effective Amendment No. 1 dated December 30, 2007 as filed with the Commission on January 26, 2007.

(e)(1)

Distribution Agreement between the Registrant and ALPS Distributors, Inc. dated December 12, 2005 incorporated by reference from Registrant’s Pre-Effective Amendment No. 2 as filed with the Commission on December 16, 2005.

(e)(2)	Addendum dated April 9, 2007 to Distribution Agreement, incorporated by reference from Registrant’s Post-Effective Amendment No. 2 as filed with the Commission on January 28, 2008.

(f)	None.

(g)(1)

Custody Agreement between the Registrant and The Northern Trust Company dated October 14, 2005 incorporated by reference from Registrant’s Pre-Effective Amendment No. 2 as filed with the Commission on December 16, 2005.

(g)(2)

First Amendment dated April 7, 2006 between the Registrant and The Northern Trust Company to Custody Agreement dated October 14, 2005 incorporated by reference from Registrant’s Post-Effective Amendment No. 2 as filed with the Commission on January 26, 2007.

(h)(1)

Transfer Agency and Service Agreement between the Registrant and the Investment Adviser dated December 12, 2005 incorporated by reference from Registrant’s Pre-Effective Amendment No. 2 as filed with the Commission on December 16, 2005.

(h)(2)

First Addendum dated September 1, 2006 to Transfer Agency and Services Agreement incorporated by reference from Registrant’s Post-Effective Amendment No. 2 as filed with the Commission on January 28, 2008.

(h)(3)

Second Addendum dated April 9, 2007 to Transfer Agency and Services Agreement incorporated by reference from Registrant’s Post-Effective Amendment No. 2 as filed with the Commission on January 28, 2008.

(h)(4)

First Amendment dated October 16, 2007 to Transfer Agency and Services Agreement incorporated by reference from Registrant’s Post-Effective Amendment No. 2 as filed with the Commission on January 28, 2008.

(h)(5)

Transfer Agency Interactive Client Service Agreement between the Registrant and ALPS Fund Services, Inc. dated December 12, 2005 incorporated by reference from Registrant’s Pre-Effective Amendment No. 2 as filed with the Commission on December 16, 2005.

(h)(6)

First Addendum dated September 1, 2006 to Transfer Agency Interactive Client Service Agreement incorporated by reference from Registrant’s Post-Effective Amendment No. 2 as filed with the Commission on January 28, 2008.

(h)(7)

Second Addendum dated April 9, 2007 to Transfer Agency Interactive Client Service Agreement incorporated by reference from Registrant’s Post-Effective Amendment No. 2 as filed with the Commission on January 28, 2008.

(h)(8)

Fund Accounting and Administration Agreement between the Investment Adviser and ALPS Fund Services, Inc. dated December 12, 2005 incorporated by reference from Registrant’s Pre-Effective Amendment No. 2 as filed with the Commission on December 16, 2005.

(h)(9)

First Addendum dated September 1, 2006 to Fund Accounting and Administration Agreement incorporated by reference from Registrant’s Post-Effective Amendment No. 2 as filed with the Commission on January 28, 2008.

(h)(10)

Second Addendum dated April 9, 2007 to Fund Accounting and Administration Agreement Agreement incorporated by reference from Registrant’s Post-Effective Amendment No. 2 as filed with the Commission on January 28, 2008.

(h)(11)

Expense Limitation Agreement between the Investment Adviser and the Registrant dated November 17, 2006 incorporated by reference from Registrant’s Post-Effective Amendment No. 1 as filed with the Commission on January 28, 2007.

(h)(12)	Amendment effective as of February 1, 2008 to Expense Limitation Agreement incorporated by reference from Registrant’s Post-Effective Amendment No. 2 as filed with the Commision on January 28, 2008.

(i)	Opinion and Consent of Vedder, Price, Kaufman & Kammholz, P.C. incorporated by reference from Registrant’s Pre-Effective Amendment No. 2 as filed with the Commission on December 16, 2005.

(j)	Consent of Deloitte & Touche LLP, filed herewith.

(k)	None.

(l)

Subscription Agreement between the Registrant and the Investment Adviser dated December 9, 2005 incorporated by reference from Registrant’s Pre-Effective Amendment No. 2 as filed with the Commission on December 16, 2005.

(m)	None.

(n)	None.

(o)	Reserved.

(p)(1)	Code of Ethics of the Registrant incorporated by reference from Registrant’s Pre-Effective Amendment No. 2 as filed with the Commission on December 16, 2005.

(p)(2)	Code of Ethics of the Investment Adviser incorporated by reference from Registrant’s Pre-Effective Amendment No. 2 as filed with the Commission on December 16, 2005.

(q)(1)	Limited Powers of Attorney for Mayeti Gametchu and John Oakes incorporated by reference from Registrant’s Pre-Effective Amendment No. 1 as filed with the Commission on November 18, 2005.

(q)(2)	Limited Power of Attorney for Daniel R. Sass incorporated by reference from Registrant’s Post-Effective Amendment No. 2 as filed with the Commission on January 28, 2008.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Not applicable.

ITEM 25. INDEMNIFICATION

Pursuant to Del. Code Ann. Title 12 Section 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and Trustees from and against any and all claims and demands whatsoever.

Section 5.2 of Article V of the Registrant’s Declaration of Trust provides for indemnification of directors and officers of the Trust under certain circumstances but does not allow such indemnification in cases of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

The Investment Management Agreement between the Registrant and the Investment Adviser, provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties thereunder on the part of the Investment Adviser, the Investment Adviser shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Trust in connection with the matters to which such Agreement relates

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS

See “Management of the Funds — Investment Adviser” in the Prospectus and “Management of the Trust — Trustees and Officers” and “Management of the Trust — The Investment Adviser,” in the Statement of Additional Information for information regarding the business of the Investment Adviser.

The principal occupation of the directors and officers of the Investment Adviser is their services as directors and officers of the Investment Adviser. The address of the Investment Adviser is 111 Cass Street, Traverse City, Michigan 49684.

 Set forth below is information as to any other business, profession, vocation and employment of a substantial nature in which each officer of the Investment Adviser is, or at any during the last two fiscal years has been, engaged for their own account or in the capacity of director, officer, employee partner or trustee:

Name and Title	Name of Other Company	Connection with Other Company
Paul H. Sutherland Chairman and President	Utopia Funds	Trustee, President and Chief Investment Officer
Linda M. Brzezinski Corporate Secreatry
Barry A. Hyman Vice-President
Matthew R. Bohrer Chief Operating Officer, Treasurer & Chief Compliance Officer	Utopia Funds	Chief Financial Officer, Treasurer and Chief Compliance Officer

ITEM 27. PRINCIPAL UNDERWRITERS

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Heartland Group, Inc., HealthShares, Inc., Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone Funds, MTB Group of Funds, Pax World Funds, PowerShares QQQ 100 Trust Series 1, Scottish Widows Investment Partnership, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., W. P. Stewart Funds, Wasatch Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

ALPS Distributors, Inc.,is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ALPS Distributors, Inc. is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Thomas A. Carter	President, Director	None
Edmund J. Burke	Director	None
Jeremy O. May	Director	None
Spencer Hoffman	Director	None
Richard Hetzer	Executive Vice President	None
Tané T. Tyler	Vice President, General Counsel, Secretary	None
Bradley J. Swenson	Vice President, Chief Compliance Officer	None
Diana Adams	Vice President, Controller, Treasurer	None
John C. Donaldson	Vice President, Chief Financial Officer	None
Robert J. Szydlowski	Vice President, Chief Technology Officer	None
Kevin J. Ireland	Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Vice President, National Sales Director-Investments	None

*       c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

(c) Commissions and other compensation received, directly or indirectly, from the Utopia Funds during the last fiscal year by ALPS Distributors, Inc., the Registrant’s unaffiliated principal underwriter, were as follows:

Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation
None	None	None	None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained at the following locations:

Investment Adviser

Financial & Investment Management Group, Ltd., 111 Cass Street, Traverse City, Michigan 49684

Transfer Agent, Fund Accountant and Administrator

ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203

Custodian

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675

Distributor

ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203

ITEM 29. MANAGEMENT SERVICES

None

ITEM 30. UNDERTAKINGS

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Traverse City and State of Michigan, on the 28th day of January, 2009.

UTOPIA FUNDS

By:	/s/ Paul H. Sutherland
Paul H. Sutherland
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 28th day of January, 2009 by the following persons in the capacities set forth below.

SIGNATURES	TITLE

*/s/ Mayeti Gametchu	Trustee

Mayeti Gametchu

*/s/ Daniel R. Sass	Trustee

Daniel R. Sass

*/s/ John S. Oakes	Trustee (Chairman of the Board)

John S. Oakes

/s/ Paul H. Sutherland	Trustee, President and Chief Investment Officer (Principal Executive Officer)

Paul H. Sutherland

/s/ Matthew Bohrer	Chief Financial Officer and Treasurer (Principal Financial Officer and Principal Accounting Officer)

Matthew Bohrer

/s/ Paul Sutherland

Paul Sutherland*

*Attorney-In-Fact, pursuant to powers of attorney for Mayeti Gametchu and John S. Oakes incorporated by reference from Registrant’s Pre-Effective Amendment No. 1 as filed with the Commission on November 18, 2005 and for Daniel R. Sass incorporated by reference from Registrant’s Post-Effective Amendment No. 2 as filed with the Commission on January 28, 2008.

Exhibit List

Item #23	Description

(j)	Consent of Deloitte & Touche, LLP